As filed with the Securities and Exchange Commission on February 11, 2005
                                                      Registration No. 033-76582
                                                      Registration No. 811-08420

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-4

 -------------------------------------------------------------------------------

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      Pre-Effective Amendment No.       [   ]
                      Post-Effective Amendment No. 16   [ X ]
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                      Amendment No. 26                  [ X ]

                        (Check appropriate box or boxes)

 -------------------------------------------------------------------------------

           WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 1
                           (Exact Name of Registrant)
                     WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
                               (Name of Depositor)
                                  400 Broadway
                             Cincinnati, Ohio 45202
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number (513) 629-1800
 -------------------------------------------------------------------------------
                                                         Copy to:
         DONALD J. WUEBBLING, ESQ.                       ELISABETH A. DAHL, ESQ.
         400 Broadway                                    Mail Station 32
         Cincinnati, Ohio 45202                          400 Broadway
         (Name and Address of Agent for Service)         Cincinnati, Ohio 45202
 -------------------------------------------------------------------------------
Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

___ immediately upon filing pursuant to paragraph (b) of rule 485 on (date) pursuant to paragraph (b) of Rule 485

___  60 days after filing pursuant to paragraph (a)(1) of Rule 485

XX   on May 1, 2005 pursuant to paragraph (a)(1) of Rule 485
___
If appropriate, check the following box:

___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Touchstone Gold Variable Annuity Contracts

TOUCHSTONE GOLD VARIABLE ANNUITY
--------------------------------------------------------------------------------
                                                                      PROSPECTUS
                                                                     MAY 1, 2005


Western-Southern Life Assurance Company
Separate Account 1

This Prospectus describes the Touchstone Gold Variable Annuity Contract and the investment options available to Contract owners. It contains information you should know before purchasing a Contract and selecting your investment options. Please read this Prospectus carefully and keep it for future reference.

The Touchstone Gold Variable Annuity Contract is issued by Western-Southern Life Assurance Company (WSLAC). The Contract is an investment alternative for investors who want to accumulate money on a tax-deferred basis for retirement or other long-term goals.

You can purchase a Contract for $2,000 or more. You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA or a 403(b) plan, for $1,000 or more. If you select our Automatic Investment Plan, you can purchase a Contract with regular installment payments of $50 or more. The Contract also includes a flexible purchase payment feature that allows you to make additional payments later.

You tell us how to invest your payments. Your investment options include 20 Sub-Accounts and the Fixed Account. Each Sub-Account invests in an underlying Fund with the same investment objective. The Funds include:

o AIM V.I. GROWTH-SERIES 1                       o TOUCHSTONE EMERGING GROWTH
o AIM V.I. GOVERNMENT SECURITIES-SERIES 1        o TOUCHSTONE THIRD AVENUE VALUE
o ALGER AMERICAN SMALL CAPITALIZATION-CLASS O    o TOUCHSTONE EAGLE CAPITAL APPRECIATION
o ALGER AMERICAN GROWTH-CLASS O                  o TOUCHSTONE ENHANCED DIVIDEND 30
o MFS VIT EMERGING GROWTH-INITIAL CLASS          o TOUCHSTONE VALUE PLUS
o MFS VIT INVESTORS TRUST-INITIAL CLASS          o TOUCHSTONE GROWTH & INCOME
o PIMCO VIT LONG-TERM U.S.                       o TOUCHSTONE BALANCED
     GOVERNMENT-ADMINISTRATIVE CLASS             o TOUCHSTONE HIGH YIELD
o PUTNAM VT INTERNATIONAL EQUITY-CLASS IB        o TOUCHSTONE CORE BOND
o SCUDDER VIT EQUITY 500 INDEX-CLASS A           o TOUCHSTONE MONEY MARKET
o TOUCHSTONE BARON SMALL CAP

The Fixed Account is an additional investment option. It is a fixed-rate option, backed by the general assets of WSLAC.


The Statement of Additional Information dated May 1, 2005 contains more information about the Contract, WSLAC and its Separate Account 1. It has been filed with the Securities and Exchange Commission (SEC) and is legally part of this Prospectus. The table of contents for the Statement of Additional Information is located on page 51 of this Prospectus. For a free copy, call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2).


The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, certain other material that is legally part of the registration statement of Separate Account 1, and other information about Separate Account 1. You can view these documents at the Public Reference Room of the SEC or obtain copies, for a fee, by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-6009. You can also call the SEC at 800.SEC.0330.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Contracts or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK. NO BANK HAS GUARANTEED OR ENDORSED THE CONTRACTS. THE CONTRACTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, THE NATIONAL CREDIT UNION SHARE INSURANCE FUND OR ANY OTHER AGENCY.

INVESTMENTS IN VARIABLE ANNUITIES INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL AND EARNINGS.

You should rely only on the information contained in the Contract, the Touchstone Gold Variable Annuity Prospectus, the Statement of Additional Information or our approved sales literature. The description of the Contract in this Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from the description of the Contract in the Prospectus, you should rely on the terms in your Contract.

No one is authorized to give any information or make any representation other than those contained in the Contract, this Prospectus, the Statement of Additional Information or our approved sales literature.

Table Of Contents
--------------------------------------------------------------------------------

                                                                            Page

Cover Page ................................................................    1

Table Of Contents .........................................................    3

Glossary ..................................................................    4

Fee And Expense Tables ....................................................    5

Summary ...................................................................    7

Purchasing Your Contract ..................................................    9

Transferring Your Money ...................................................   11

Accessing Your Money ......................................................   14

Charges ...................................................................   17

Information About The Investment Options ..................................   20

Valuation Of Your Investments .............................................   23

Annuity Income Payment Options ............................................   24

Death Benefit .............................................................   27

WSLAC And Separate Account 1 ..............................................   28

Underwriter ...............................................................   29

Voting Rights .............................................................   30

Other Information About Your Contract .....................................   31

Federal Income Tax Information ............................................   33

Supplement A:  Accumulation Unit Values ...................................   39

Supplement B: Section 401 Plans and Section 403(b) Plans ..................   43

Supplement C: State of Texas Optional Retirement Program ..................   48

Table Of Contents For Statement Of Additional Information .................   51




                   Touchstone Gold Variable Annuity Prospectus

Glossary
--------------------------------------------------------------------------------

 ACCUMULATION UNIT
--------------------------------------------------------------------------------
  A unit of measure used to calculate a Contract owner's share of a Sub-Account.

 ACCUMULATION UNIT VALUE
--------------------------------------------------------------------------------
  The dollar value of an Accumulation Unit in a Sub-Account.

 ANNUITANT
--------------------------------------------------------------------------------
  The person whose life is used to determine the amount of any annuity income payments and the length of time for which the payments are made.

 CODE
--------------------------------------------------------------------------------
  The Internal Revenue Code of 1986, as amended.

 CONTRACT
--------------------------------------------------------------------------------
  The Touchstone Gold Variable Annuity Contract, including the application and any amendments, riders or endorsements.

 CONTRACT DATE
--------------------------------------------------------------------------------
  The effective date of a Contract. The Contract Date is shown on page 3 of your Contract.

 CONTRACT VALUE
--------------------------------------------------------------------------------
  The total value of your Contract at any time before or on the Income Date. This represents the sum of the value of your investments in the Sub-Accounts and the value of your investments in the Fixed Account.

 CONTRACT YEAR
--------------------------------------------------------------------------------
  A year that starts on your Contract Date or the anniversary of your Contract Date.

 FIXED ACCOUNT
--------------------------------------------------------------------------------
  An option that provides a fixed rate of interest.

 FUND
--------------------------------------------------------------------------------
  Each Sub-Account invests in a Fund that has the same investment objective as the Sub-Account.

 INCOME DATE
--------------------------------------------------------------------------------
  The date on which annuity payments are scheduled to begin.

 SUB-ACCOUNT
--------------------------------------------------------------------------------
  Each Sub-Account invests in a Fund, which has the same investment objective as the Sub-Account.

 SURRENDER VALUE
--------------------------------------------------------------------------------
  The Contract Value minus any surrender charges and contract maintenance charge.

 WSLAC, WE, OUR AND US
--------------------------------------------------------------------------------
  Western-Southern Life Assurance Company.

 YOU AND YOUR
--------------------------------------------------------------------------------
  The owner of the Contract.


                   Touchstone Gold Variable Annuity Prospectus

Fee And Expense Tables
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
                   MAXIMUM CONTINGENT DEFERRED SALES CHARGE
                                         (Surrender Charge)
       (as a percentage of amount surrendered or withdrawn)1              7.00%
--------------------------------------------------------------------------------



The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Annual Contract Maintenance Charge2           $35.00
Separate Account Annual Expenses
                                                       Sub-Account
                                                     Annual Expenses
                                                   (as a percentage of
                                                 average account value)

          MORTALITY AND EXPENSE RISK CHARGES             1.20%
--------------------------------------------------------------------------------
              CONTRACT ADMINISTRATION CHARGE             0.15%
--------------------------------------------------------------------------------
                                       TOTAL             1.35%
--------------------------------------------------------------------------------


The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


                                                          Minimum      Maximum

                TOTAL ANNUAL FUND OPERATING EXPENSES3
       (expenses that are deducted from Fund assets,
            including management fees, distribution
             and/or service fees, and other expenses)           %           %
--------------------------------------------------------------------------------



1 The surrender charge does not apply to certain transactions. We may reduce the surrender charge when Contracts are sold to a group. The surrender charge is based on the number of years a purchase payment has been invested in your Contract and decreases over time. If a purchase payment has been invested for 7 years or more when you withdraw that purchase payment, you will not pay a surrender charge.

2 In certain states and for certain retirement plans, we can waive, reduce or eliminate the annual contract maintenance charge.


3 The minimum and maximum are based on management fees and other expenses incurred, before fee waivers or expense reimbursements, for the 12-month period ended December 31, 2004. If fee waiver arrangements or expense reimbursements were reflected in Total Annual Fund Operating Expenses, the minimum and maximum total expenses would be % and % respectively. The expense reimbursement and fee waiver arrangement reflected in the maximum total expense is expected to continue through .


                   Touchstone Gold Variable Annuity Prospectus

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees1, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the MAXIMUM fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


(1) If you surrender your Contract at the end of the applicable time period:

                 1 Year           3 Years         5 Years          10 Years
                   $                $               $                 $



(2) If you do not surrender your Contract:

                 1 Year           3 Years         5 Years          10 Years
                   $                $               $                 $



The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the MINIMUM fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

                 1 Year           3 Years         5 Years          10 Years
                   $                $               $                 $



(2) If you do not surrender your Contract:

                 1 Year           3 Years         5 Years          10 Years
                   $                $               $                 $



1 The contract maintenance charge is reflected as a charge of $ per $10,000, which is reflective of actual contract maintenance charges collected by us for all Contracts during calendar year 2004.


                   Touchstone Gold Variable Annuity Prospectus

Summary
--------------------------------------------------------------------------------


This summary highlights some basic information about the Touchstone Gold Variable Annuity Contract. More information about the Contract is located on pages 9 through 32 of this Prospectus. If the terms of your Contract differ from the description of the Contract in this Prospectus, you should rely on the terms of your Contract.

How the Contract Works

The Contract is a contract between you and WSLAC. The Contract, like all variable annuity contracts, has two phases: the accumulation phase and the annuity income phase. During the accumulation phase, earnings on your investment accumulate on a tax-deferred basis. The annuity income phase begins when you start to receive annuity income payments. The amount of money you accumulate during the accumulation phase determines the amount of the annuity income payments you receive. You can select one of several annuity income payment options.

The Contract also provides a death benefit that is payable to a designated beneficiary when the Annuitant dies. Generally, the Contract guarantees that the beneficiary will receive the greater of either the total purchase payments less any withdrawals or the Contract Value, regardless of investment performance, if the Annuitant dies before age 80. If the Annuitant dies after age 80 the beneficiary will receive the Contract Value. If an Owner who is not also the Annuitant dies before the Annuitant, the Surrender Value will be paid to the new Owner.

Who Should Purchase the Contract


The Contract allows you to accumulate money on a tax-deferred basis for retirement or other long-term goals through various investment options. Note that it is not necessary to fund a tax deferred retirement account with a variable annuity in order to achieve tax deferral. Generally, the higher your tax bracket, the more you will benefit from the tax-deferred feature of the Contract. You should not purchase a Contract if you are looking for a short-term investment or if you cannot take the risk of getting less money back than you paid for the Contract. You may want to consult a tax advisor or other investment professional before you purchase a Contract.


Purchasing a Contract

You can purchase a Contract for $2,000 or more. You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA or a 403(b) plan, for $1,000 or more. If you select our Automatic Investment Plan, you can purchase a Contract with regular installment payments of $50 or more. The Contract also includes a flexible purchase payment feature that allows you to make additional payments later.

Selecting Your Investment Options

You can allocate your purchase payments among the following investment options.

Sub-Accounts

The Sub-Accounts are designed to offer you a better return than the Fixed Account. This better return is not guaranteed. Depending on market conditions, you can make or lose money in any Sub-Account.

o AIM V.I. Growth                        o Touchstone Emerging Growth
o AIM V.I. Government Securities         o Touchstone Third Avenue Value
o Alger American Small Capitalization    o Touchstone Eagle Capital Appreciation
o Alger American Growth                  o Touchstone Enhanced Dividend 30
o MFS VIT Emerging Growth                o Touchstone Value Plus
o MFS VIT Investors Trust                o Touchstone Growth & Income
o PIMCO VIT Long-Term U.S. Government    o Touchstone Balanced
o Putnam VT International Equity         o Touchstone High Yield
o Scudder VIT Equity 500 Index           o Touchstone Core Bond
o Touchstone Baron Small Cap             o Touchstone Money Market

                   Touchstone Gold Variable Annuity Prospectus

Fixed Account

The Fixed Account offers you a fixed return. While your money is invested in the Fixed Account, we guarantee to pay you interest at a set rate. We may change the interest rate, but we guarantee that the effective annual rate will be at least 3%.

Transferring Among Investment Options

You can transfer money from one investment option to another. Like all variable annuities, transfers between investment options are tax-free. The minimum transfer amount is $250. We limit the number of times you can transfer between investment options in each Contract Year and the amount you can transfer from the Fixed Account.

Accessing Your Money

You can access your money at any time during the accumulation phase. Each Contract Year, you can generally withdraw up to 10% of your purchase payments not already withdrawn without a charge by making partial or systematic withdrawals. If you withdraw more than 10% in a Contract Year, there may be a surrender charge. The maximum surrender charge is 7% of the amount withdrawn and declines to 0% over time.

Also be aware that you may be required to pay income taxes and a 10% federal penalty tax on any amount you withdraw.

Charges and Fees

A $35 contract maintenance charge is ordinarily deducted each year from your Contract Value. Other administrative charges are deducted at an annual rate of no more than 1.35% of your Contract Value. Depending on the investment options you choose, you may indirectly pay investment advisory fees and fund expenses. Some charges and fees do not apply to money invested in the Fixed Account.

10-Day Review Period

You have 10 days to review your Contract after you receive it. If you are not satisfied with your Contract, you can cancel it but must do so by returning it to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850 within 10 days after you receive it. If you cancel your Contract, in most cases we will refund the Contract Value to you. However, some state laws may require us to refund your purchase payments.

Additional Information

Representatives at the Touchstone Variable Annuity Service Center can answer your questions about the Contract. You can call the Service Center at
800.669.2796 (press 2).

Accumulation Unit Values


The Accumulation Unit Values for each Sub-Account that commenced operations before January 1, 2005, are shown in Supplement A on pages 39 through 42.


                   Touchstone Gold Variable Annuity Prospectus

Purchasing Your Contract
--------------------------------------------------------------------------------

To obtain an application to purchase a Contract, please contact your investment advisor or the Touchstone Variable Annuity Service Center by mail at P.O. Box 2850, Cincinnati, Ohio 45201-2850 or by phone at 800.669.2796 (press 2).

Minimum and Maximum Purchase Payments

     o    You can purchase a Contract for $2,000 or more.

     o    A purchase of over $500,000 may be made with our prior approval.

     o You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA, a 403(b) plan, a SIMPLE IRA (Savings Incentive Match Plans for Employees), or a SEP (Simplified Employee Pension Plan), for $1,000 or more.

     o You can make additional investments in your Contract at any time before the Income Date. Each additional purchase payment must be at least $100, and may not exceed $500,000 without our prior approval.

     o You can also purchase a Contract and make additional payments through automatic or scheduled installment payments, such as pre-authorized checking account deductions, salary deductions or electronic funds transfers. If you select our Automatic Investment Plan, you can purchase a Contract with regular installment payments of $50 or more. Each automatic installment payment must be at least $50 and your total installment payments in the first Contract Year must be at least $600.

10-Day Review Period

You have 10 days to review your Contract after you receive it. This 10-day review period is called the free look period. Some state laws may require us to give you a longer free look period.

If you are not satisfied with the Contract, you can cancel it during the free look period. To cancel the Contract, you must return it to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850 within 10 days after you receive it. If you cancel the Contract, in most cases we will refund the Contract Value to you. However, some state laws may require us to refund your purchase payments.

Investment Options

You decide how to allocate your purchase payments by selecting from the following investment options.

Sub-Accounts

o AIM V.I. Growth                        o Touchstone Emerging Growth
o AIM V.I. Government Securities         o Touchstone Third Avenue Value
o Alger American Small Capitalization    o Touchstone Eagle Capital Appreciation
o Alger American Growth                  o Touchstone Enhanced Dividend 30
o MFS VIT Emerging Growth                o Touchstone Value Plus
o MFS VIT Investors Trust                o Touchstone Growth & Income
o PIMCO VIT Long-Term U.S. Government    o Touchstone Balanced
o Putnam VT International Equity         o Touchstone High Yield
o Scudder VIT Equity 500 Index           o Touchstone Core Bond
o Touchstone Baron Small Cap             o Touchstone Money Market


                   Touchstone Gold Variable Annuity Prospectus

Purchasing Your Contract
--------------------------------------------------------------------------------

Sidebar text: You should review your selected investment options and allocations periodically to determine if they are appropriate considering market conditions and your financial objectives.

Fixed Account

     o    Fixed return of at least 3% per year.

Allocation of Purchase Payments

Your allocation instructions are included in your application and shown on page 3 of your Contract. You can change your allocation instructions by writing to us. When we receive a purchase payment from you, we allocate it based on the most recent allocation instructions we have received from you.

The following guidelines apply to the allocation of your purchase payments:

     o Allocate at least 1% of your initial purchase payment to each investment option you choose.

     o Use whole percentages. For example, you can allocate 33% or 34% to an investment option, not 331/3%.

     o    Make sure your percentages total 100%.

Allocation Changes by Phone. You can change the allocation of your future purchase payments over the phone by following these steps:

Step 1. Fill out either the telephone authorization part of the application or a Telephone Authorization Form. You can get a copy of either form by contacting the Touchstone Variable Annuity Service Center. You must complete and return one of these forms before you call to change your allocations over the phone.

Step 2. Call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) between 8:00 a.m. and 4:00 p.m. Eastern Time.

     Give the representative the following information:

     o    Your Social Security number

     o Your Contract number or other precise information that identifies your Contract

     o    Your allocation instructions

Allocation Changes in Writing. You can change the allocation of your future purchase payments by writing to the Touchstone Variable Annuity Service Center. Your written instructions must include the following information:

     o Your Contract number or other precise information that identifies your Contract

     o    Your allocation instructions


                   Touchstone Gold Variable Annuity Prospectus

Transferring Your Money

You can transfer money from one investment option to another. You can make transfers by phone or in writing.

The following guidelines apply to transfers other than dollar cost averaging transfers and automatic rebalancing transfers:

     o    Each transfer must be at least $250.

     o The allocation to each investment option must be at least 1% of the total transfer amount.

     o    You can transfer money among the Sub-Accounts once every 30 days.

     o You can transfer from the Fixed Account only once each Contract Year, transferring up to 25% of your money in the Fixed Account.

     o You can transfer to the Fixed Account only once each Contract Year, transferring an unlimited amount.

Transfers by Phone. You can transfer your money by calling us and following these steps:

Step 1. Fill out either the telephone transfer authorization part of the application or a Telephone Authorization Form. You can get a copy of either form by contacting the Touchstone Variable Annuity Service Center. You must complete and return one of these forms before you call to transfer your money.

Step 2. Call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) between 8:00 a.m. and 4:00 p.m. Eastern time.

     Give the representative the following information:

     o    Your Social Security number

     o Your Contract number or other precise information that identifies your Contract

     o    Your transfer instructions

Transfers in Writing. You can also transfer your money by writing to the Touchstone Variable Annuity Service Center. Your written instructions must include the following information:

     o Your Contract number or other precise information that identifies your Contract

     o    Your transfer instructions

Third Party Authorization

You can authorize a third party to transfer money for you. To do so, you must complete the telephone access authorization section of the application or a Telephone Authorization Form. Contact the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) for additional information.


Market Timing

Market timing transfers can disrupt an underlying fund's ability to process transactions. This may disadvantage other contract owners because the underlying funds may incur increased transaction costs that are passed on to other contract owners. WSLAC has policies and procedures in place with respect to frequent transfers among sub-accounts ("market timing"). WSLAC has defined "market timing" as more than one round-trip transfer within a rolling 30-day period in any international or high yield sub-account of Separate Account I (SA I). WSLAC believes this is an appropriate definition of market timing for purposes of SA I in light of contractual restrictions on free transfers (see the Transferring Your Money

                   Touchstone Gold Variable Annuity Prospectus

Transferring Your Money
--------------------------------------------------------------------------------

section of this prospectus) and historical transfer activity within SA I. WSLAC reserves the right to modify the definition of market timing on a prospective basis in the event transfer activity within SA I reveals abusive practices that are not prohibited under the current definition of market timing. Currently, SA I offers the following international and high yield sub-accounts:

     o    Putnam International Equity Fund

     o    Touchstone High Yield Fund

WSLAC will allow one round trip transfer into or out of any international or high yield sub-account within 30 days of an opposite transfer into or out of the same sub-account within any rolling 30-day period. Subsequent round trip transfers during that 30-day period will not be permitted. There are no exceptions to this policy.

A contract owner may be considered to be engaged in market timing if an underlying fund detects activity that it deems to be market timing under its own policies and procedures that can be traced back to an individual contract owner. If the underlying fund were to refuse a net trade made by SA I due to an order placed by the individual contract owner, SA I could be required to remove the market timing trade from the net trade and reject the market timing trade. The market timing trade will be canceled and the contract owner will be required to place another order on a subsequent Business Day in order to complete the trade.

If a contract owner is found to be engaged in market timing, SA I may, in addition to rejecting a particular transfer, revoke a contract owner's ability to make transfer requests by telephone, fax or any other electronic means.


Touchstone's Dollar Cost Averaging Program

Dollar cost averaging is a method of investing equal amounts of money at regular intervals. Dollar cost averaging allows you to purchase more Accumulation Units when prices are low and fewer when prices are high. For dollar cost averaging to be effective, you should continue to invest during both market ups and downs. You should also consider your financial ability to maintain a consistent level of investment over time.

Touchstone's Dollar Cost Averaging Program allows you to transfer amounts at regular intervals from the Touchstone Money Market Sub-Account or the Fixed Account to other Sub-Accounts. You can make the following transfers:

     o    A specific dollar amount

     o A specific percentage of your money in the Touchstone Money Market Sub-Account or the Fixed Account (or a pro rata portion until source of funds is depleted)

     o    Earnings in the Touchstone Money Market Sub-Account or the Fixed
          Account

You select the number and the frequency of your transfers in Touchstone's Dollar Cost Averaging Program. We will transfer the money on the anniversary of your Contract Date each month or each quarter.

                   Touchstone Gold Variable Annuity Prospectus

Transferring Your Money
--------------------------------------------------------------------------------

  Sidebar text:
  Dollar Cost Averaging
--------------------------------------------------------------------------------
  Dollar cost averaging can result in a lower average cost of investing over time. While dollar cost averaging does not guarantee a profit or prevent a loss, you have a higher likelihood to profit from this long-term investment method.


The following guidelines apply to dollar cost averaging transfers:

     o    Your ContractValue must be at least $10,000.

     o    Dollar cost averaging transfers must continue for at least 12 months.

     o    Each transfer must be at least $200.

     o The allocation to each Sub-Account must be at least 1% of the transfer amount.

To set up dollar cost averaging transfers, sign and complete the dollar cost averaging section of the application or the Dollar Cost Averaging Form. These forms can be obtained from the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2) or P.O. Box 2850, Cincinnati, Ohio 45201-2850.

Dollar cost averaging transfers will stop if we complete the number of transfers you requested, you ask us to stop after using the program for at least 12 months, you do not have enough money in your accounts to complete the transfer, or the program is discontinued. If we discontinue the program, you will be allowed to complete the number of transfers you previously requested.

Touchstone's Automatic Rebalancing Program

Some Sub-Accounts may grow faster than others, shifting the Contract's investment allocation from your preferred mix. Automatic rebalancing keeps your investment strategy on track by transferring among your investment options to your most recent allocation selection. Rebalancing is available on a quarterly, semi-annual or annual basis.

To authorize automatic rebalancing, sign and complete the automatic rebalancing section of the Touchstone variable annuity application or the Variable Annuity Automatic Rebalancing Agreement form. These forms can be obtained from the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) or P.O. Box 2850, Cincinnati, Ohio 45201-2850.

Please note: Automatic rebalancing may not be available if dollar cost averaging has been selected.

                   Touchstone Gold Variable Annuity Prospectus

Accessing Your Money

Your Contract is designed to help you achieve your long-term investment goals. However, there may be times when you need to access the money you have invested in your Contract. You can access your money at any time during the accumulation phase by making a partial withdrawal, by making systematic withdrawals or by canceling your Contract.

If you withdraw money from your Contract or cancel your Contract, you may have to pay a surrender charge. Surrender charges are explained on page 18.

Partial Withdrawals

To withdraw money from your Contract, send written instructions to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850. For help with a partial withdrawal, please call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2).

The following guidelines apply to partial withdrawals:

     o Include your Contract number or other information that identifies your Contract and the amount to be withdrawn in your instructions.

     o    Each withdrawal must be at least $250.

     o If your Contract Value is reduced below $2,000 by the partial withdrawal, we reserve the right to terminate your Contract by paying you the Surrender Value.

If the total withdrawal amount taken during the Contract Year (systematic withdrawals that exceed your interest earnings plus any partial withdrawals) is more than 10% of your purchase payments not already withdrawn, you may have to pay a surrender charge.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan allows you to withdraw a specific dollar amount from your Contract on a monthly, quarterly, semiannual or annual basis. The minimum amount for each systematic withdrawal is $100. To set up systematic withdrawals, contact the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2) or at P.O. Box 2850, Cincinnati, Ohio 45201-2850.

If you use the Systematic Withdrawal Plan, you may have to pay a surrender charge if you withdraw more than your earnings. Any amount withdrawn that exceeds your earnings will be applied to your free withdrawal amount, which is described on page 15. You can discontinue your systematic withdrawals at any time by sending written instructions to us.

Canceling Your Contract

You can cancel your Contract at any time during the accumulation phase. When you cancel your Contract, we pay you the Surrender Value. This payment terminates your Contract and our obligations under the Contract.

To cancel your Contract, send written instructions to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850. Include your Contract number or other information that identifies your Contract in your instructions. For assistance, please call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2).

                   Touchstone Gold Variable Annuity Prospectus

Accessing Your Money
--------------------------------------------------------------------------------

The Surrender Value will equal the Contract Value, less any applicable surrender charge, contract maintenance charge and premium taxes. Because investment performance and applicable charges affect your Contract Value, the Surrender Value may be less than the total of your purchase payments.

Penalty Taxes


If you withdraw money from your Contract or cancel your Contract before you or the Annuitant (as applicable) reach age 591/2, you generally will have to pay a federal penalty tax. This tax is equal to 10% of the amount of the payment you receive that is treated as taxable income. More information about penalty taxes is located on page 35.


Accessing Your Money
Without Paying Surrender Charges

To provide you with flexible access to your money, we do not impose surrender charges on the following transactions:

Purchase Payments Invested for 7 Years. If a purchase payment has been invested for 7 years or more, you will not pay a surrender charge when you withdraw that purchase payment.

Free Amounts. Each Contract Year you can withdraw previously invested purchase payments without paying a surrender charge if the total amount you withdraw that year (systematic withdrawal amounts that exceed earnings plus any partial withdrawals) does not exceed 10% of your purchase payments that have been invested for less than seven years and that have not been already withdrawn. These amounts are called free amounts.

Withdrawal of Earnings. If the systematic withdrawal amount you withdraw includes any earnings on your Contract, you will not pay a surrender charge on the earnings. A withdrawal under the Systematic Withdrawal Plan normally will include earnings.

If a Contract is owned by a charitable remainder trust, the trust may withdraw the difference between the Contract Value and the total purchase payments without paying a surrender charge in states where regulatory approval has been received.

Medical Care Access. We may waive the surrender charge on amounts withdrawn when you or the Annuitant have been confined to a long-term care facility or hospital, as defined by us for 30 days or more after the Contract Date at the time of the withdrawal.

Death Benefits. We do not impose a surrender charge on the death benefit that we pay when the Annuitant dies.

Annuity Income Payments. Generally, you will not pay any surrender charges on annuity income payments if the payments begin after the 2nd anniversary of your Contract Date and continue for at least 5 years.

If you decide to take a reduced, lump sum payment instead of the remaining annuity payments, you may have to pay a surrender charge.

                   Touchstone Gold Variable Annuity Prospectus

Accessing Your Money
--------------------------------------------------------------------------------

Processing Withdrawals

When we process your partial or systematic withdrawal, we withdraw money from each of your investment options on a pro-rata basis. For example, in a situation where no charges are applicable to the withdrawal, if you have 25% of your money in the Touchstone Growth & Income Sub-Account and 75% of your money in the Touchstone Balanced Sub-Account and you want to withdraw $2,000, we will withdraw $500 from the Touchstone Growth & Income Sub-Account (25% of $2,000) and $1,500 from the Touchstone Balanced Sub-Account (75% of $2,000).

If you want us to process your withdrawal on a different basis, such as withdrawing all the money from one Sub-Account, you must provide specific instructions in your withdrawal request.

We will generally send payments to you within 7 days of the date that we process your request. We may delay calculating the amount of the payment from a Sub-Account or sending a payment from a Sub-Account for any of the following reasons:

     o The New York Stock Exchange is closed on a day that it normally would be open.

     o    Trading on the New York Stock Exchange is restricted.

     o Because of an emergency, it is not reasonably practicable for the Sub-Accounts to sell securities or to fairly determine the value of their investments.

     o The SEC permits us to postpone payments from the Sub-Accounts for your protection.

As required by most states, we reserve the right to delay payments from the Fixed Account for up to 6 months. We do not expect to delay payments from the Fixed Account and we will notify you if there will be a delay.

                   Touchstone Gold Variable Annuity Prospectus

Charges
--------------------------------------------------------------------------------

Administrative Charges

We incur administrative costs in setting up your Contract, maintaining records of your Contract and sending you confirmations and statements about your Contract. By paying a contract maintenance charge and a contract administration charge, you reimburse us for the administrative costs we expect to incur.

                        Contract Maintenance           Contract Administration
                        Charge                         Charge

                        o On the anniversary of your   o On each day the New
                          Contract Date each year        York Stock Exchange
                          until annuity payments         is open for trading.
                          begin.
                        o The date we start annuity
                          payments.
                        o The date you completely
                          surrender your Contract.

        WHEN CHARGED?
================================================================================

                        o $35 each year during the     o  The effective annual
                          first 10 years of your          rate of the charge is
                          Contract.                       0.15%.
                        o After the 10th anniversary
                          of your Contract Date,
                          the lesser of $35 and 0.17%
                          of your Contract Value
                          on each subsequent
                          anniversary of your
                          Contract Date.

    HOW MUCH CHARGED?
================================================================================

                        o We reduce your Contract      o  We deduct this charge
                          Value.The number of             from the Accumulation
                          Accumulation Units you          UnitValue of each Sub-
                          own in each Sub-Account         Account.We do not
                          is reduced and the value of     impose this charge on
                          your investment in the          your money in the
                          Fixed Account is reduced        Fixed Account.
                          on a pro-rata basis.

         HOW CHARGED?
================================================================================


If we receive appropriate governmental approvals, we may reduce or eliminate the contract maintenance charge.

Mortality and Expense Risk Charges

We assume two risks with every Contract: a mortality risk and an expense risk. We take a mortality risk that the Annuitant will live longer than expected or we will pay a death benefit greater than your Contract Value. We also take an expense risk that the administrative charges will not pay all the administrative costs of your Contract.

You pay us to assume these risks by paying mortality and expense risk charges. On each Valuation Date, we deduct the mortality and expense risk charges from the Accumulation Unit Value of each Sub-Account. We do not impose these charges on your money in the Fixed Account. The effective annual rate of these charges is 1.20%, which includes 0.80% for assuming mortality risk and 0.40% for assuming expense risk. If we do not actually incur the risks associated with these charges, we will make money from collecting these charges.

                   Touchstone Gold Variable Annuity Prospectus

Charges
--------------------------------------------------------------------------------

If surrender charges do not cover the distribution expenses of the Contracts, we will pay those expenses from our general account, including amounts derived from the expense risk charge.

Calculating the Surrender Charge

To calculate the surrender charge, amounts will be withdrawn from the following sources in the order listed:

     o    Free amounts

     o    Purchase payments that have been invested for more than 7 years

     o Other purchase payments in the order in which we received them, starting with the oldest purchase payment

     o    Earnings

Under the Systematic Withdrawal Plan or if a Contract is owned by a charitable remainder trust, amounts will be withdrawn first from earnings and then in the order listed above. For tax purposes, the IRS treats all your withdrawals as if all earnings are withdrawn first. Consult your tax advisor for more information.

You do not pay a surrender charge on free amounts, purchase payments that have been invested for more than 7 years or systematic withdrawal payments of earnings. Free amounts will be withdrawn from purchase payments that have been invested less than 8 years, starting with the oldest purchase payment.

The amount of the surrender charge is based on the number of years a purchase payment has been invested in your Contract. The following table shows how much the surrender charge will be when you withdraw a purchase payment:

              Completed Years from
            Date of Purchase Payment                     Surrender Charge
    Less than 1 year                                  7% of the purchase payment
    1 year but less than 2 years                      7% of the purchase payment
    2 years but less than 3 years                     6% of the purchase payment
    3 years but less than 4 years                     5% of the purchase payment
    4 years but less than 5 years                     4% of the purchase payment
    5 years but less than 6 years                     2% of the purchase payment
    6 years but less than 7 years                     1% of the purchase payment
    7 years or more                                                         None

We will waive the surrender charges if payments begin under one of the annuity income payment options, the annuity income payments begin in the third Contract Year or later, and the annuity income payments are scheduled to be made for at least five years.

                   Touchstone Gold Variable Annuity Prospectus

Charges
--------------------------------------------------------------------------------

Reduced Surrender Charges for Certain Contracts

Under certain circumstances, we can reduce or eliminate the surrender charge when Contracts are sold to a trustee, to an employer, pursuant to a retirement plan or otherwise sold to a group. We will consider several factors before we reduce or eliminate any surrender charges. Some of those factors are the group size, the total amount of the group's purchase payments, how the group's purchase payments are made, the type of plan involved and our distribution costs. However, we will not reduce or eliminate any surrender charges if the reduction or elimination unfairly discriminates against any person or is prohibited by state law.

Premium Taxes

Certain states and government authorities charge a premium tax on your purchase payments. The premium tax may be as much as 3.5% of your purchase payments. These premium taxes are charged either when you make purchase payments or when we begin annuity payments.

Currently, we pay all of the premium taxes charged by states and government authorities. However, we may decide to stop paying the premium taxes in the future. We would then deduct the amount of the premium taxes from your Contract Value at one of the following times. When:

     o    We pay the premium tax

     o    You surrender or withdraw money from your Contract

     o    The death benefit is paid

     o    Annuity payments begin

                   Touchstone Gold Variable Annuity Prospectus

Information About The Investment Options
--------------------------------------------------------------------------------

The Sub-Accounts and the Funds

Each Sub-Account invests in a corresponding Fund. These tables contain information about the investment objective, Advisor and Sub-Advisor of each
Fund:

                              Investment Objective                             Advisors/Sub-Advisors
                  AIM V.I.
           GROWTH-SERIES 1    The Fund seeks to provide growth of capital.     A I M Advisors, Inc.

=================================================================================================================

                  AIM V.I.    The Fund seeks to achieve a high level of
                GOVERNMENT    current income consistent with reasonable
       SECURITIES-SERIES 1    concern for safety of principal.                 A I M Advisors, Inc.

=================================================================================================================

                    ALGER
            AMERICAN SMALL    The Fund seeks to provide long-term
    CAPITALIZATION-CLASS O    capital appreciation.                            Fred Alger Management, Inc.

=================================================================================================================

            ALGER AMERICAN    The Fund seeks to provide long-term
            GROWTH-CLASS O    capital appreciation.                            Fred Alger Management, Inc.

=================================================================================================================

                   MFS VIT
          EMERGING GROWTH-    The Fund seeks to provide long-term              Massachusetts Financial
             INITIAL CLASS    growth of capital.                               Services Company

=================================================================================================================

                              The Fund's objective is to seek long-
                 MFS VIT      term growth of capital with a secondary
         INVESTORS TRUST-     objective to seek reasonable current
             INITIAL CLASS    income.                                           Massachusetts Financial
                                                                                Services Company

=================================================================================================================

                 PIMCO VIT
            LONG-TERM U.S.    The Fund seeks maximum total return
               GOVERNMENT-    consistent with preservation of capital and      Pacific Investment
      ADMINISTRATIVE CLASS    prudent investment management.                   Management Company LLC

=================================================================================================================

                 PUTNAM VT
             INTERNATIONAL
           EQUITY-CLASS IB    The Fund seeks capital appreciation.             Putnam Investment Management, LLC

=================================================================================================================

                              The Fund seeks to replicate, as closely as
               SCUDDER VIT    possible, before expenses, the performance
                EQUITY 500    of the S&P 500 Index, which emphasizes
             INDEX-CLASS A    stocks of large U.S. companies.                  Deutsche Asset Management, Inc.

=================================================================================================================

                TOUCHSTONE    The Fund seeks long-term capital
           BARON SMALL CAP    appreciation.                                    BAMCO, Inc.*

=================================================================================================================

                              The Fund seeks to increase the value of          TCW Investment Management Company*
                TOUCHSTONE    its shares as a primary goal and to earn         Westfield Capital Management
           EMERGING GROWTH    income as a secondary goal.                      Company, Inc.*

=================================================================================================================

                TOUCHSTONE
        THIRD AVENUE VALUE    The Fund seeks long-term capital appreciation.   Third Avenue Management LLC*

=================================================================================================================


*Sub-Advisors to Touchstone Advisors, Inc.



                   Touchstone Gold Variable Annuity Prospectus

                                       20


Information About the Investment Options
--------------------------------------------------------------------------------

                              Investment Objective                             Advisors/Sub-Advisors


          TOUCHSTONE EAGLE    The Fund seeks long-term capital
      CAPITAL APPRECIATION    appreciation.                                    Eagle Asset Management, Inc.*

=================================================================================================================

                              The Fund seeks to achieve a total
               TOUCHSTONE     return that is higher than the total
                 ENHANCED     return of the Dow Jones Industrial
              DIVIDEND 30     Average (DJIA).                                  Todd Investment Advisors, Inc.*


=================================================================================================================

                TOUCHSTONE    The Fund seeks to increase the value of          Fort Washington Investment
                VALUE PLUS    its shares over the long-term.                   Advisors, Inc.*

=================================================================================================================

                              The Fund seeks to increase the value of
                TOUCHSTONE    Fund shares over the long-term, while            Deutsche Investment Management
           GROWTH & INCOME    receiving dividend income.                       Americas Inc.*

=================================================================================================================

                TOUCHSTONE    The Fund seeks to achieve both an increase
                  BALANCED    in share price and current income.               OpCap Advisors, Inc.*

=================================================================================================================

                              The Fund seeks to achieve a high level of
                TOUCHSTONE    current income as its main goal with             Fort Washington Investment
                HIGH YIELD    capital appreciation as a secondary goal.        Advisors, Inc.*

=================================================================================================================

                              The Fund seeks to provide a high level
                              of current income as is consistent with
                TOUCHSTONE    the preservation of capital. Capital             Fort Washington Investment
                 CORE BOND    appreciation is a secondary goal.                Advisors, Inc.*

=================================================================================================================

                              The Fund seeks high current income consistent
                              with liquidity and stability of principal.
                              The Fund is a money marketfund and tries to
                TOUCHSTONE    maintain a constant share price of               Fort Washington Investment
              MONEY MARKET    $1.00 per share.                                 Advisors, Inc.*

=================================================================================================================


*Sub-Advisors to Touchstone Advisors, Inc.


The Funds underlying the Sub-Accounts may reserve the right to reject trades by Separate Account 1 in a Fund's shares if in the Fund's opinion, the trade would disrupt the management of the Fund. Such action would be taken only in extraordinary situations, such as where excessive market timing activity is taking place. In the event a Fund rejects a trade, we may not be able to immediately honor a purchase, transfer, or withdrawal request.

More complete information about each Fund, including information about its expenses, is included in its prospectus, which is delivered with this prospectus. Please read the Fund's prospectus carefully before you select it as an investment option.


                  Touchstone Gold Variable Annuity Prospectus

INFORMATION ABOUT THE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

Changes in the Sub-Accounts and the Funds We may add, delete or combine Sub-Accounts. New Sub-Accounts will invest in Funds we consider suitable. We may also substitute a new Fund or similar investment option for the Fund in which a Sub-Account invests. We would make a substitution to ensure the underlying Fund continues to be a suitable investment. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Fund's investment objectives or restrictions, a change in the availability of the Fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract owners.

The Fixed Account

At the time you allocate a purchase payment or transfer any of your Contract Value to the Fixed Account, we assign an interest rate to that amount. We will guarantee that rate of return for one year. At the end of each year, we assign a new interest rate to that amount and its related earnings, which is again guaranteed for at least one year. Different interest rates may apply to different amounts in the Fixed Account depending upon the timing of the allocation or transfer and the interest rates assigned each time.

We guarantee funds allocated or transferred to the Fixed Account will earn an effective annual rate of at least 3%.

                   Touchstone Gold Variable Annuity Prospectus

Valuation Of Your Investments
--------------------------------------------------------------------------------


Sidebar text:

  Accumulation Unit
--------------------------------------------------------------------------------
  A unit of measure used to calculate a Contract owner's share of a Sub-Account. Although it is not the same as a mutual fund share, it is similar.


Sidebar text:

  Accumulation
  Unit Value
--------------------------------------------------------------------------------
  The dollar value of an Accumulation Unit in a Sub-Account.


Sub-Accounts

The value of your interest in a Sub-Account is measured in Accumulation Units. An Accumulation Unit is an accounting unit of measure. It is similar to a share of a mutual fund. The value of an Accumulation Unit varies from day to day depending on the investment performance of the Fund in which the Sub-Account is invested and the expenses of the Sub-Account.

The Accumulation Unit Value of each Sub-Account is calculated on each day that the New York Stock Exchange is open for business (Valuation Date). The Accumulation Unit Value of a Sub-Account on any Valuation Date is calculated by dividing the value of the Sub-Account's net assets by the number of Accumulation Units credited to the Sub-Account on the Valuation Date.

When you allocate purchase payments to a Sub-Account, your Contract is credited with Accumulation Units. Other transactions, such as withdrawals, exchanges, and payments of the annual contract maintenance charge, will increase or decrease the number of Accumulation Units credited to your Contract.

The number of Accumulation Units added to or subtracted from your Contract is calculated by dividing the dollar amount of the transaction by the Accumulation Unit Value for the Sub-Account at the close of trading on the Valuation Date when we process the transaction. To calculate the Accumulation Unit Value of a Sub-Account on any Valuation Date, we start with the Accumulation Unit Value from the preceding Valuation Date and adjust it to reflect the following items:

     o The investment performance of the Sub-Account, which is based on the investment performance of the corresponding Fund

     o    Any dividend or distributions paid by the corresponding Fund

     o Any charges or credits for taxes that we determined were the result of the investment operations of the Sub-Account

     o    The mortality and expense risk charge

     o    The contract administration charge

We reserve the right to change the number and value of the Accumulation Units credited to your Contract so long as the change does not affect your Contract Value or the benefits or other provisions of your Contract.

Fixed Account

The value of the Fixed Account is calculated daily and reflects the following transactions:

     o    Purchase payments allocated to the Fixed Account

     o    Withdrawals from the Fixed Account

     o    Transfers to and from the Fixed Account

     o    Interest credited to the Fixed Account

     o Charges assessed against the Fixed Account, such as surrender charges and contract maintenance charges


                   Touchstone Gold Variable Annuity Prospectus

Annuity Income Payment Options
--------------------------------------------------------------------------------


Annuity Phase

During the annuity phase, we will make periodic annuity income payments based on the annuity income payment option you choose as described on the following page. In the Contract, we refer to annuity income payment options as payout plans.

Determining the Income Date

Annuity income payments start on a specific date called the Income Date. The Income Date is shown on page 3 of your Contract. If you do not select an Income Date, the Income Date will be based on the birthday of the Annuitant. The Annuitant is a natural person selected by you whose life is used to determine the duration and amount of any annuity payments.

Generally, unless you have selected another date, the Income Date is the first anniversary of your Contract Date on or after the Annuitant's 80th birthday. If your Contract has not been in effect for 10 years on the Annuitant's 80th birthday, the Income Date will be the 10th anniversary of your Contract Date.

You can change the Income Date by writing to us. We must receive this notice on or before the scheduled Income Date. Once annuity income payments begin, you cannot change the Income Date.

Choosing the Payee

You choose the person or persons to receive the annuity income payments. If you do not select someone, the Annuitant will automatically receive the annuity income payments. You can change the person you selected at any time by writing to us. If the person you select to receive annuity income payments dies, you will receive the annuity income payments unless you select another payee.

Determining the Payment Amount

Annuity income payment amounts are based on the Surrender Value of your Contract on the Income Date and the payment option you choose. However, the Surrender Value will equal your Contract Value and you will not pay any surrender charges on annuity income payments if the payments begin after the 2nd anniversary of your Contract Date and continue for at least 5 years.

Under all payment plans, we guarantee that you will earn interest at a minimum rate of 3% each year.

Choosing the Frequency

Generally, we make annuity income payments monthly. You can request annuity income payments on a quarterly, semiannual, or annual basis. If the Surrender Value of your Contract is less than $1,000, we make one annuity income payment in an amount equal to the Surrender Value. If each periodic payment will be less than $50, we will change the frequency of the payments to increase the amount of each periodic payment to at least $50.

                   Touchstone Gold Variable Annuity Prospectus

Annuity Income Payment Options
--------------------------------------------------------------------------------

Choosing the Payment Option

You can select one of the five annuity income payment options described below, or any other payment option we currently offer, at any time before the Income Date. Some states may limit the availability of payment options. You can change the payment option you selected by writing to us. We must receive this notice on or before the scheduled Income Date. Once annuity income payments begin, you cannot change your payment option.

If you do not elect an annuity payment option, Life Income Option 2C (monthly payments guaranteed for 10 years) will apply.

                        Overview of Annuity Income Payment Options

         INSTALLMENT INCOME OPTION 1A      Fixed Period -- you select the number of years.
-------------------------------------------------------------------------------------------------------------------

         INSTALLMENT INCOME OPTION 1B      Fixed Amount -- you select the amount of the monthly payment.
-------------------------------------------------------------------------------------------------------------------

                LIFE INCOME OPTION 2A      One Life -- we make payments as long as the Annuitant lives.
-------------------------------------------------------------------------------------------------------------------

                                           Joint and Survivor -- we make payments as long as either the
                LIFE INCOME OPTION 2B      Annuitant or another designated person lives.
-------------------------------------------------------------------------------------------------------------------
                                           Life with Guaranteed Period -- we make guaranteed payments for 10 or 20
                LIFE INCOME OPTION 2C      years and as long as the Annuitant lives.
-------------------------------------------------------------------------------------------------------------------


                   Touchstone Gold Variable Annuity Prospectus

Annuity Income Payment Options
--------------------------------------------------------------------------------


                                                 Annuity Income Payment Options

                              FIXED PERIOD
                              Monthly Payment Amount: Based on the Surrender Value of your Contract and the number of years in the payment period. The monthly payments will remain the same throughout the payment period. Payment Period:  You select the number of
       INSTALLMENT INCOME     years, but no more than 30.
                OPTION 1A     Option to Request Lump Sum Payment: Available at any time.
---------------------------------------------------------------------------------------------------------------------

                              FIXED AMOUNT
                              Monthly Payment Amount:  You select the amount, which must be at least $5 for each $1,000 of SurrenderValue. For example, if your SurrenderValue is
                              $60,000, the minimum monthly payment amount is $300 ($5 x 60).The monthly payments will remain the same throughout the payment period.
                              Payment Period:  Payments are made until the entire amount, including interest,
       INSTALLMENT INCOME     is paid. All payments must be made in 30 years or less.
                OPTION 1B     Option to Request Lump Sum Payment: Available at any time.
---------------------------------------------------------------------------------------------------------------------

                              ONE LIFE
                              Monthly Payment Amount: Based on the Surrender Value of your Contract and the age and gender of the Annuitant on the date of the first payment. The monthly payments will remain the same throughout the payment period. Payment Period: We make payments for as long as the Annuitant lives. When the Annuitant dies we stop payments even if only
             LIFE INCOME      one payment was made.
               OPTION 2A      Option to Request Lump Sum Payment:  Not available after the first payment is made.
---------------------------------------------------------------------------------------------------------------------

                              JOINT AND SURVIVOR
                              Monthly Payment Amount: Based on the SurrenderValue of your Contract and the age and gender of the Annuitant and another designated  person on the date of the first payment.
                              The monthly payments will remain the same throughout the payment period.

                              Payment Period: Based on the lifetimes of the Annuitant and another designated person.
                              Payments continue as long as either person is living. If either person dies before the first payment, we make annuity payments during the survivor's lifetime under Life
                              Income Option 2C guaranteed for 10 years.

              LIFE INCOME     Option to Request Lump Sum Payment: Not available after the first payment
                OPTION 2B     is made.
---------------------------------------------------------------------------------------------------------------------

                              LIFE WITH GUARANTEED PERIOD
                              Monthly Payment Amount:  Based on the SurrenderValue of your Contract, and the age and gender of the Annuitant on the date of the first payment and the number of years chosen for guaranteed payments. The monthly payments will remain the same throughout the payment period.

                              Payment Period:  You select 10 or 20 years as the guaranteed period. We make payments for as long as the Annuitant lives even if the Annuitant lives longer than the selected period. For example, if you select a 10-year guaranteed payment
              LIFE INCOME     period and the Annuitant lives for 12 years, we make payments for 12 years.
                OPTION 2C     Option to Request Lump Sum Payment:  Not available after the first payment is made.
----------------------------------------------------------------------------------------------------------------------

                   Touchstone Gold Variable Annuity Prospectus

Death Benefit
--------------------------------------------------------------------------------

Death of Annuitant

If the Annuitant dies before the Income Date, we will pay a death benefit instead of annuity payments. We do not deduct a surrender charge from the death benefit payment.

You select one or more person(s) who will receive this death benefit. These people are called beneficiaries. You can change your beneficiaries at any time by writing to us.

To determine the death benefit amount, we must receive proof of death of the Annuitant and payment instructions for the beneficiary. If we do not receive payment instructions for the beneficiary within 60 days of receipt of the proof of death, we may pay the beneficiary in one lump sum. You can find additional information about designating a beneficiary and payment instructions in your Contract.

Based upon the date we receive the proof of death and payment instructions, we calculate the amount of the death benefit according to the following table:

BEFORE ANNUITANT'S 80TH BIRTHDAY
Annuitant dies before annuity paymentsbegin, before the first day of the calendar month after the Annuitant's 80th birthday, and

   Before the 7th anniversary of the       On or after the 7th anniversary of
   Contract Date                           the Contract Date
The death benefit amount will equal the    The death benefit amount will equal
greater of the following 2 amounts:        the greatest of the following
                                           3 amounts:

o The Contract Value on the date we        o The ContractValue on the date we receive
  proof of death of the Annuitant            receive proof of death of the Annuitant
  and payment instructions for the           and payment instructions for the
  beneficiary                                beneficiary

o The sum of all purchase payments minus   o The sum of all purchase payments minus
  any amounts withdrawn, including any       any amounts withdrawn, including any
  surrender charges on the withdrawals       surrender charges on the withdrawals

                                           o The Contract Value on the most
                                             recent septennial anniversary* of
                                             the Contract Date plus any
                                             purchase payments made since that
                                             anniversary minus any amounts
                                             withdrawn since that anniversary,
                                             including any surrender charges
                                             on the withdrawals

   * A septennial anniversary occurs every 7 years. For example, the 7th, 14th, 21st and 28th anniversaries of the Contract Date are each a septennial anniversary.

AFTER ANNUITANT'S 80TH BIRTHDAY
Annuitant dies before annuity payments begin but on or after the first day of the calendar month after the Annuitant's 80th birthday.

The death benefit amount will equal the ContractValue on the day we receive proof of death of the Annuitant and payment instructions for the beneficiary.

Annuitant dies after annuity income payments begin.

Any remaining benefits will be paid based on the annuity income payment option in effect.

Death of Owner


If an Owner who is not also the Annuitant dies before the Annuitant and before the Income Date, the Surrender Value will be paid to the new Owner as described in the Required Distributions section on page 36of this prospectus.

                   Touchstone Gold Variable Annuity Prospectus

WSLAC And Separate Account 1
--------------------------------------------------------------------------------

WSLAC

Western-Southern Life Assurance Company (WSLAC) is a stock life insurance company organized under the laws of the State of Ohio on December 1, 1980. It is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), a stock life insurance company organized under the laws of the State of Ohio on February 23, 1888, which is a wholly-owned subsidiary of Western Southern Mutual Holding Company, a mutual holding company organized under the laws of the State of Ohio on September 19, 2000. WSLAC and WSLIC issue insurance and annuity contracts and are located at 400 Broadway, Cincinnati, Ohio 45202.

Investments allocated to the Fixed Account are held in WSLAC's general account along with WSLAC's other assets. The interests of the Fixed Account have not been registered under the Securities Act of 1933 and WSLAC's general account has not been registered as an investment company under the Investment Company Act of 1940. As a result, the staff of the SEC has not reviewed the information in this Prospectus about the Fixed Account.

Separate Account 1
WSLAC established Separate Account 1 (SA1) under Ohio law on July 27, 1992. SA1 supports the Contracts and certain other variable annuity contracts that it issues. SA1 is registered with the SEC as a unit investment trust. We may operate SA1 as a management investment company or any other form permitted by law. We may also deregister SA1 if registration with the SEC is no longer required.

SA1 currently offers 20 Sub-Account options to purchasers of the Contracts.
SA1 holds the investments allocated to the Sub-Accounts by the owners of the Contracts. It also holds assets for the benefit of owners of certain other variable annuity contracts that it issues. SA1 invests the assets of each Sub-Account in the corresponding Fund. The investment objective of a Sub-Account and the Fund in which it invests are identical.

WSLAC owns SA1's assets but it separates SA1's assets from its general account assets and the assets of its other separate accounts. Liabilities from any other businesses conducted by WSLAC will not be charged to SA1's assets. We hold SA1's assets exclusively for the benefit of owners and beneficiaries of the Contracts and certain other variable annuity contracts issued by WSLAC. WSLAC is obligated to pay all benefits provided under the Contracts.

The income, capital gains and capital losses of each Sub-Account are credited to or charged against the assets of that Sub-Account without regard to the income, capital gains or capital losses of any other Sub-Account or WSLAC.

                   Touchstone Gold Variable Annuity Prospectus

Underwriter

Touchstone Securities, Inc. is the distributor of the Contracts. Its principal business address is 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. Touchstone Securities is a wholly-owned subsidiary of IFS Financial Services, Inc., a wholly-owned subsidiary of WSLAC.

Touchstone Securities pays sales commissions to persons or entities that sell the Contracts. These persons are called dealers. Sales commissions may be calculated as a percentage of the purchase payments received for a Contract or a percentage of the Contract Value (sometimes called a trail commission). Sales commissions may also be based on a dealer's total sales and other performance factors (sometimes called production bonuses). Touchstone Securities may also pay dealers for other services not directly related to Contract sales.

                   Touchstone Gold Variable Annuity Prospectus

Voting Rights
--------------------------------------------------------------------------------

Because each Sub-Account invests in a corresponding Fund, WSLAC is entitled to vote at any meeting of a Fund's shareholders. WSLAC, on behalf of the SA1, votes the shares of a Fund that are held by a Sub-Account according to the instructions of the owners of Contracts who have invested in that Sub-Account. If you have money in a Sub-Account on the record date for a meeting of the shareholders of the corresponding Fund, we will ask you for voting instructions. You will have voting rights corresponding to the number of Accumulation Units attributable to your policy.

We will mail materials to you at least 14 days before the shareholder meeting so you can provide your voting instructions to us. If we do not receive voting instructions from you, we will still vote the shares for which you are entitled to provide instructions. We will vote these shares in the same proportion as the voting instructions received by Contract owners who provide instructions. If WSLAC itself is entitled to vote at the shareholder meeting, it will vote its shares in the same manner.

We may not ask Contract owners for voting instructions if the applicable rules and regulations change and permit us to vote the shares of a Fund. We may also change the manner in which we calculate the number of shares for which you can provide voting instructions if the applicable rules and regulations change.

We may disregard the voting instructions of Contract owners under certain circumstances and state insurance regulators may require us to disregard these instructions under certain circumstances. If we disregard the voting instructions we receive, we will include a summary of our actions in our next report to you.

                   Touchstone Gold Variable Annuity Prospectus

Other Information About Your Contract
--------------------------------------------------------------------------------

Rely on Your Contract

The description of the Contract in this Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from the description of the Contract in the Prospectus, you should rely on the terms in your Contract.

Confirmations and Statements

We will send you a confirmation of each purchase payment and other financial transactions, such as transfers and partial withdrawals. We will also send you a statement each year showing the value of your investment in the Sub-Accounts and Fixed Account.

If you have invested money in a Sub-Account, you will also receive semi-annual reports for the underlying Fund of that Sub-Account. These semi-annual reports will include a list of portfolio securities held by the underlying Fund.

Processing Guidelines

We use certain guidelines to determine when we will process your Contract application and other instructions. These processing guidelines determine your Contract Date and the effective date of instructions that you send to us. The effective date depends upon the time of day we receive your application or your instructions, whether the New York Stock Exchange is open at that time and whether your applications and instructions are in good order.

If we receive an incomplete application or incomplete instructions from you, we will contact you for more information. If we have not received all the application information that we need within 5 business days of the day we received your application, we will return your initial purchase payment to you unless you tell us not to return it.

If you are the sole owner of your Contract, you must sign your Contract application and other instructions. If you and another person are joint owners of your Contract, you and your joint owner must both sign your Contract application and other instructions.

Security Procedures

We have established security procedures for telephone transactions, such as recording telephone calls. In the future, we may also require a personal identification number (PIN). We will not be liable for losses due to unauthorized or fraudulent telephone instructions if we follow reasonable security procedures and reasonably believe the instructions are genuine.

                   Touchstone Gold Variable Annuity Prospectus

Other Information About Your Contract
--------------------------------------------------------------------------------

Cancellation ofYour Contract

If you have not made a purchase payment for 2 years, we may cancel your Contract if the total of your purchase payments less any partial withdrawals is less than $2,000 and your Contract Value is less than $2,000.

We will send you a notice before cancellation. You will have 14 days from the date of the notice to make an additional purchase payment and increase your total purchase payments to $2,000 or your Contract Value to $2,000. If you make this payment, we will not cancel your Contract. If you do not make this payment, we will cancel your Contract and pay you the Surrender Value.

Misstatement ofAge or Gender

If the age or gender of the Annuitant is misstated in information sent to us, we will change any benefits under the Contract to those benefits that your purchase payments would have purchased if the correct age and gender had been stated. If we do not discover the misstatement until after annuity payments have started, we will deduct any overpayments, plus compound interest, from subsequent payments and we will pay any underpayments, plus compound interest, in a lump sum.

Assignment

Generally, you may assign your Contract, but you may assign a Contract purchased in connection with a retirement plan only if assignment is permitted under applicable law and the documents governing the plan. We will not be bound by any assignment until written notice of the assignment is received and recorded at the Touchstone Variable Annuity Service Center. Your rights and the rights of your beneficiary will be affected by an assignment. We are not responsible for the validity or tax consequences of any assignment.

Loans

You may be permitted to take a loan from your Contract if you purchased it in connection with a 403(b) plan and the plan documents permit such loans. Loans are not permitted under any other type of Contract.

No Dividends

The Contracts are "non-participating", which means that they do not pay dividends. The investment results of the investment options that you choose are reflected in your benefits.

Financial Statements
and Additional Contract Information


Financial statements of WSLAC and SA1 are included in the Statement of Additional Information along with additional information about the Contracts. The table of contents of the Statement of Additional Information is on page 51. For a free copy, call the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2). The Statement of Additional Information and other information about the Contracts is also available on the Securities and Exchange Commission's web site (http://www.sec.gov). The Registration Number for the Contracts is 033-76582. The Registration Number for Separate Account 1 is 811-08420.


                   Touchstone Gold Variable Annuity Prospectus

Federal Income Tax Information
--------------------------------------------------------------------------------

The following discussion summarizes the impact of certain federal income tax laws on contributions to, earnings of and distributions from a Contract. It is based on our understanding of these laws as they are currently in effect and interpreted. It is not tax advice. YOU SHOULD CONSULT YOUR OWN TAX ADVISOR BEFORE YOU PURCHASE A CONTRACT. Because this is a summary, it does not contain all the information that may be important to you.

The impact of federal income taxes on your investment in a Contract depends, among other things, on the following factors:

       o WSLAC's tax status
       o The tax status of the Contract
       o Your tax status
       o The tax status of your beneficiary
       o The tax status of the person you select to receive annuity payments

Your investment may also be affected by changes that occur in the federal income tax laws and by other tax laws, such as state or local income tax laws, federal estate and gift tax laws and local estate and other similar laws. The effect of such other laws on your investment in a Contract are generally not discussed in this summary.

The following discussion assumes "you" are the owner of a Contract or, when the Contract is purchased in connection with a retirement plan that is described below as a Qualified Plan, "you" are the plan participant for whose benefit the contract is purchased.

Tax Status ofWSLAC

WSLAC is taxed as a life insurance company. Because the operations of the SA1 are part of WSLAC, WSLAC is responsible for any federal income taxes related to the income of the SA1 and its Sub-Accounts. You are responsible for all taxes related to your investment in a Contract.

Tax Status of the Contract

We believe that any Contract will be treated as an "annuity contract" under the Internal Revenue Code (Code) and thus will provide the federal income tax consequences discussed in this summary. We do not, however, guarantee the tax status of any Contract. You bear the complete risk that any Contract you own may not be treated as an "annuity contract" under the Code. A more detailed discussion of various matters that might affect your Contract's status as an "annuity contract" is included in the Statement of Additional Information.

If a Contract you own is not treated as an "annuity contract", the earnings allocable to your investment in the Contract will be included in your income for federal income tax purposes on a current basis, even if you have not yet received payments from the Contract.

The discussions entitled "Tax Treatment of Non-Qualified Contracts" and "Tax Treatment of Qualified Contracts" will apply only if the applicable Contract is treated as an "annuity contract" under the Code.

                   Touchstone Gold Variable Annuity Prospectus

Federal Income Tax Information
--------------------------------------------------------------------------------

Sidebar text: The cost basis of your Non-Qualified Contract is generally the sum of your purchase payments for the Contract.


Tax Treatment of Non-Qualified Contracts

The information in this section of the Prospectus relates to Contracts that are not purchased in connection with a retirement plan or program which qualifies under Section 401, 403(b), 408, 408A or 457 of the Code. In this section of the Prospectus, these Contracts will be called "Non-Qualified Contracts".

A Non-Qualified Contract is intended to be a tax-deferred investment. This means that, if the Contract qualifies as an "annuity contract" under the Code, you will not have to include in income for federal income tax purposes the investment earnings of your Non-Qualified Contract until you make a withdrawal from the Contract, surrender it or start receiving annuity payments from it. When you make a withdrawal from your Non-Qualified Contract, surrender it or receive an annuity payment from it, you will have to include in income for federal income tax purposes the portion of the payment that reflects investment earnings (but no other part of the payment which reflects an amount that has already been included in your income for federal income tax purposes).

Different rules may apply to an owner of a Non-Qualified Contract that is not a natural person, such as a corporation or trust. If the owner of a Non-Qualified Contract is not a natural person, you should consult a tax advisor for more information about these rules.

The following discussion in this section explains how the general principles of tax-deferred investing apply to a Non-Qualified Contract when the owner of such Contract is a natural person. The discussion assumes at all times that your Non-Qualified Contract will be treated as an "annuity contract" under the Code.

Tax Treatment of Purchase Payments

Generally, any purchase payments that you invest in your Non-Qualified Contract will not be deductible in determining your federal income tax.

Tax Treatment ofWithdrawals, Surrenders and Distributions

You will generally have to include in income for federal income tax purposes the portion of any payment from your Non-Qualified Contract that exceeds the portion of the cost basis (or principal) of the Contract which is allocable to such payment. The difference between the cost basis and the value of your Non-Qualified Contract represents the increase in the value of the Contract. The taxable portion of a payment from your Non-Qualified Contract is generally taxed at your marginal income tax rate.

Tax Treatment of Partial Withdrawals and Surrenders

Partial Withdrawals. A partial withdrawal refers to a withdrawal from your Non-Qualified Contract that is less than its total value and is not paid in the form of an annuity. Usually, a partial withdrawal of the value of your Non-Qualified Contract will be treated for tax purposes as coming first from earnings (which represent the increase in the value of the Contract). This portion of the withdrawal will be included in your income for federal income tax purposes.

After the earnings portion is exhausted, the remainder of any partial withdrawal will be treated as coming from your principal in the Contract (generally the sum of the purchase payments; it also may include any employer or other payments for the Contract that were previously included in your income for federal income tax purposes). This portion of the withdrawal will not be included in your income for federal income tax purposes.

                   Touchstone Gold Variable Annuity Prospectus

Federal Income Tax Information
--------------------------------------------------------------------------------


If your Non-Qualified Contract contains investments made prior to August 14, 1982, however, a partial withdrawal from the Contract will be treated, to the extent it is allocable to such pre-August 14, 1982 investments, as coming first from principal and then, only after the principal portion is exhausted, from earnings.

Surrenders. If you surrender your Non-Qualified Contract and receive a lump sum payment of its entire value, the portion of the payment that exceeds your then remaining cost basis in the Contract will be included in your income for federal income tax purposes. You will not include in income for federal income tax purposes the part of the payment that is equal to such cost basis.

Tax Treatment ofAnnuity Payments

If annuity payments are made under your Non-Qualified Contract, a portion of each payment is generally excludable from your income for federal income tax purposes as a tax-free recovery of your cost basis in the Contract and the balance is included in your income for such purposes.

The portion of the payment that is excludable from income is determined under detailed rules provided in the Code (which in general terms determine such excludable amount by dividing your cost basis in the Contract at the time the annuity payments begin by the expected return under such Contract).

If the annuity payments continue after your cost basis has been recovered, such additional payments will generally be included in full in income for federal income tax purposes.

For the above purposes, your cost basis in the Contract will be reduced to reflect the value of any period certain or refund guarantee form in which the annuity payments are to be made, if applicable.

Penalty Tax on Distributions

Generally, a penalty equal to 10% of the amount of any payment that is includable in your income for federal income tax purposes will apply to any distribution you receive from a Non-Qualified Contract in addition to ordinary income tax.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     o    A distribution that is made on or after the date you reach age 591/2

     o    A distribution that is made on or after your death

     o A distribution that is made when you are disabled (as defined in section 72(m) of the Code)

     o A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Contract

     o A part of a distribution that is attributable to your investment in the Contract prior to August 14, 1982

     o A distribution that is paid under an immediate annuity within the meaning of Section 72(u)(4) of the Code, which generally refers to an annuity contract that has been purchased with a single premium or annuity consideration, under which payments begin no later than one year from the purchase of the contract and which provides for a series of substantially equal periodic payments to be made at least annually during the annuity period

                   Touchstone Gold Variable Annuity Prospectus

Federal Income Tax Information
--------------------------------------------------------------------------------


Tax Treatment of Assignments

An assignment or pledge by you of your Non-Qualified Contract may be treated as if it were a payment to you of all or part of the value of the Contract and therefore may be a taxable event. You should consult your own tax advisor before you assign or pledge your Non-Qualified Contract.

Required Distributions

To qualify as an "annuity contract" under the Code, your Non-Qualified Contract must meet certain distribution requirements in the event you die.

Generally, if you die before annuity payments begin under the Contract, the amounts accumulated under your Non-Qualified Contract either must be distributed within 5 years of your death or must begin to be paid within one year of your death under a method that will pay the entire value of the Contract over the life (or a period not extending beyond the life expectancy) of your designated beneficiary under the Contract.

Special rules apply, however, if your beneficiary under the Contract is your surviving spouse. If your spouse is your designated beneficiary under the Contract, these rules involving required distributions in the event of death will be applied as if your surviving spouse had been the original owner of the Contract.

If you die after annuity payments have begun, payments generally must continue at least as rapidly as under the method in effect at your death (unless such method provides that payments stop at your death).

Withholding

Payments received from your Non-Qualified Contract are, to the extent includable in your income for federal income tax purposes, generally subject to federal income tax withholding, unless you elect not to have taxes withheld and you notify us that you are making this election.

Your tax status, the type of distribution and any election you make as to the withholding amount that is to apply will determine how much money must be withheld if you fail to elect out of withholding.

Multiple Non-Qualified Contracts

All Non-Qualified Contracts that are issued to you by the same company within a calendar year period are generally treated as one Contract for purposes of determining the tax consequences of any distribution, and this may cause adverse or unanticipated tax consequences. As a result, you should consult a tax advisor before purchasing more than one Non-Qualified Contract in any calendar year period in order to discuss the effect of such multiple purchases.

                   Touchstone Gold Variable Annuity Prospectus

Federal Income Tax Information
--------------------------------------------------------------------------------


Tax Treatment of Qualified Contracts

The information in this section of the Prospectus relates to Contracts that are purchased in connection with certain retirement plans. In this section of the Prospectus, these retirement plans will be called "Qualified Plans" and Contracts purchased in connection with Qualified Plans will be called "Qualified Contracts".


A Qualified Contract is intended to be a tax-deferred investment. This means that, if the Qualified Contract and the Qualified Plan under which it was purchased meet certain applicable rules of the Code, you will not have to include in income for federal income tax purposes the investment earnings of your Qualified Contract until a payment (or payments) are made to you. Note that it is not necessary to fund a Qualified Plan with a variable annuity in order to achieve tax-deferral in the Qualified Plan.


When you take a distribution payment from your Qualified Contract, or receive an annuity payment from it, you will generally have to include in income for federal income tax purposes the entire amount of the payment (except to the extent it reflects your own "after-tax" contributions to the Contract or any other cost basis you may have under the Contract).

Types of Qualified Contracts

The Qualified Contracts are designed to be suitable for use with the following types of Qualified Plans:

     o Traditional IRAs (individual retirement annuities under Section 408 of the Code)

     o Roth IRAs (individual retirement annuities under Section 408A of the Code)

     o Section 401 plans (plans qualified under Section 401(a) of the Code, such as profit sharing plans, including so-called 401(k) plans and money purchase pension plans)

     o Section 403(b) plans (tax-sheltered annuities under Section 403(b) of the Code)

     o Section 457 Deferred Compensation plans (deferred compensation plans under Section 457 of the Code)

     o    SEPs (Simplified Employee Pension Plans under Section 408(k) of the
          Code)

     o SIMPLE IRAs (Savings Incentive Match Plans for Employees under Section 408(p) of the Code)

     o    Texas ORP plans (State of Texas Optional Retirement Program plans)

Because of the minimum purchase payment requirements, Qualified Contracts may not be appropriate for some retirement plans.

                   Touchstone Gold Variable Annuity Prospectus

Federal Income Tax Information
--------------------------------------------------------------------------------

Sidebar text: The tax rules regarding Qualified Plans are complex, change frequently and will have different applications depending on individual facts and circumstances. You should consult your own tax advisors before you purchase a Qualified Contract.

Limitations Imposed by the Code or the Qualified Plan

In most cases, the Code places limitations and restrictions on how a Qualified Plan can be designed and operated. These limitations and restrictions relate to various issues, including:

     o    Amounts of allowable contributions

     o    Form, manner and timing of distributions

     o    Vesting and nonforfeitability of interests

     o Nondiscrimination in eligibility, participation, contributions and benefits

     o    Tax treatment of distributions, withdrawals and surrenders

     o Withdrawal from the plan, such as while the plan participant is still employed by the employer of the plan

     o    Receipt and taxation of loans

A Qualified Contract that is issued under or in connection with a Qualified Plan is subject to the terms and conditions of the Qualified Plan. If the information in the Qualified Plan documents differs from the information in the Qualified Contract, you should rely on the information in the Qualified Plan.

Tax Consequences of Participating in a Qualified Plan

The tax consequences of participating in a Qualified Plan vary with the type of plan and the terms and conditions of the plan. Various penalty and excise taxes may apply to contributions to or distributions from a Qualified Contract if the contributions or distributions violate the limitations of the Qualified Plan or the Code. Certain restrictions and penalties may apply to withdrawals and surrenders from a Qualified Contract.

Traditional and Roth IRAs. To help you understand the tax consequences of purchasing a Qualified Contract in connection with a Traditional IRA or a Roth IRA, we will provide you with an IRA Disclosure Statement.

Section 401 Plans and Section 403(b) Plans. To help you understand the tax consequences of purchasing a Qualified Contract in connection with a Section 401 plan or a Section 403(b) plan, we have included a supplement in this Prospectus as to such plans. The supplement summarizes certain federal income tax laws and is based on our understanding of these laws. Because the supplement is a summary, it does not contain all the information that may be important to you. The supplement is for general informational purposes only.

Texas Optional Retirement Program. To help you understand the tax consequences of purchasing a Qualified Contract in connection with the Texas Optional Retirement Program, we have included a supplement in this Prospectus as to this program. The supplement summarizes certain state and federal income tax laws and is based on our understanding of these laws. Because the supplement is a summary, it does not contain all the information that may be important to you. The supplement is for general informational purposes only.

Other Qualified Plans. You should contact your own tax advisor for more information about the tax consequences of investing in a Qualified Contract in connection with a Section 457 Deferred Compensation, a SEP or a SIMPLE IRA plan.

                   Touchstone Gold Variable Annuity Prospectus

Supplement A
--------------------------------------------------------------------------------

Sidebar text:
Accumulation Unit
--------------------------------------------------------------------------------
A unit of measure used to calculate a Contract owner's share of a Sub- Account. Although it is not the same as a mutual fund share, it is similar.

Sidebar text:
Accumulation Unit Value
--------------------------------------------------------------------------------
The dollar value of an Accumulation Unit in a Sub-Account.




Supplement A
Accumulation UnitValues

The Accumulation Unit Values shown in the table below are for an Accumulation Unit outstanding throughout the periods. An explanation of how an Accumulation Unit Value is calculated is located on page 23 in this Prospectus.

                         Years Ended                Unit Value at                Unit Value at              Number of Units
                         December 31            Beginning of Year                  End of Year               at End of Year
                                19991                   10.000000                    12.386830                    1,200,117
                                2000                    12.386830                     9.718353                    1,812,173
                                2001                     9.718353                     6.339078                    1,509,814
                                2002                     6.339078                     4.317351                    1,142,848
                                2003                     4.317351                     5.590682                      944,354
       AIM V.I. GROWTH          2004

---------------------------------------------------------------------------------------------------------------------------

                                19991                   10.000000                     9.928089                       51,404
                                2000                     9.928089                    10.788341                      111,199
                                2001                    10.788341                    11.326516                      135,339
                                2002                    11.326516                    12.247868                      335,054
   AIM V.I. GOVERNMENT          2003                    12.247868                    12.214008                      118,904
            SECURITIES          2004

---------------------------------------------------------------------------------------------------------------------------

                                19991                   10.000000                    13.645334                      150,574
                                2000                    13.645334                     9.802330                      572,987
                                2001                     9.802330                     6.816681                      452,837
                                2002                     6.816681                     4.961946                      311,222
        ALGER AMERICAN          2003                     4.961946                     6.969027                      329,378
  SMALL CAPITALIZATION          2004

---------------------------------------------------------------------------------------------------------------------------

                                19991                   10.000000                    12.050408                    1,426,332
                                2000                    12.050408                    10.133785                    1,918,845
                                2001                    10.133785                     8.816622                    1,460,260
                                2002                     8.816622                     5.829032                    1,017,666
        ALGER AMERICAN          2003                     5.829032                     7.773747                      850,818
                GROWTH          2004

---------------------------------------------------------------------------------------------------------------------------

                                19991                   10.000000                    16.408335                      424,862
                                2000                    16.408335                    13.016406                      917,117
                                2001                    13.016406                     8.541410                      682,980
                                2002                     8.541410                     5.582284                      518,002
               MFS VIT          2003                     5.582284                     7.172911                      442,059
       EMERGING GROWTH          2004


---------------------------------------------------------------------------------------------------------------------------

                                19991                   10.000000                    10.298332                      842,535
                                2000                    10.298332                    10.146955                    1,119,486
                                2001                    10.146955                     8.413836                      904,649
                                2002                     8.413836                     6.561334                      621,755
               MFS VIT          2003                     6.561334                     7.907804                      500,940
        INVESTOR TRUST          2004
---------------------------------------------------------------------------------------------------------------------------

                   Touchstone Gold Variable Annuity Prospectus


                                       39


  Supplement A
--------------------------------------------------------------------------------
                         Years Ended                Unit Value at                Unit Value at              Number of Units
                         December 31            Beginning of Year                  End of Year               at End of Year

                                19991                   10.000000                     9.641838                      234,504
                                2000                     9.641838                    11.533723                      469,721
                                2001                    11.533723                    12.048048                      491,076
             PIMCO VIT          2002                    12.048048                    13.977946                      529,898
             LONG-TERM          2003                    13.977946                    14.328954                      327,488
        U.S. GOVERNMENT         2004

---------------------------------------------------------------------------------------------------------------------------

             PUTNAM VT          20036                   10.000000                    12.954308                      743,154
   INTERNATIONAL EQUITY         2004


---------------------------------------------------------------------------------------------------------------------------

                                20002                   10.000000                     9.303488                      173,612
                                2001                     9.303488                     8.060562                      180,003
                                2002                     8.060562                     6.178289                      175,826
           SCUDDER VIT          2003                     6.178289                     7.812539                      240,172
      EQUITY 500 INDEX          2004

---------------------------------------------------------------------------------------------------------------------------

            TOUCHSTONE          20036                   10.000000                    12.900631                       20,979
       BARON SMALL CAP          2004

---------------------------------------------------------------------------------------------------------------------------

                                19953                   10.000000                    11.687169                       14,972
                                1996                    11.687169                    12.817847                      236,639
                                1997                    12.817847                    16.905544                      921,086
                                1998                    16.905544                    17.227461                    1,527,712
                                1999                    17.227461                    24.945052                    1,194,568
                                2000                    24.945052                    31.905234                    1,027,279
                                2001                    31.905234                    30.652383                      881,434
                                2002                    30.652383                    23.494879                      692,610
            TOUCHSTONE          2003                    23.494879                    34.138475                      596,993
       EMERGING GROWTH          2004

---------------------------------------------------------------------------------------------------------------------------

                                19991                   10.000000                    11.485000                       19,113
                                2000                    11.485000                     9.097565                       96,734
                                2001                     9.097565                    10.246261                      118,515
                                2002                    10.246261                     7.830226                      143,326
            TOUCHSTONE          2003                     7.830226                    11.042983                      220,735
    THIRD AVENUE VALUE          2004

---------------------------------------------------------------------------------------------------------------------------

                                20014                   10.000000                     8.909627                       45,435
                                2002                     8.909627                     5.759382                       34,987
   TOUCHSTONE EAGLE             2003                     5.759382                     7.484368                      298,611
   CAPITAL APPRECIATION         2004
---------------------------------------------------------------------------------------------------------------------------

                   Touchstone Gold Variable Annuity Prospectus


                                       40



Supplement A
--------------------------------------------------------------------------------
                         Years Ended                Unit Value at                Unit Value at              Number of Units
                         December 31            Beginning of Year                  End of Year               at End of Year
                                19991                   10.000000                    10.649017                      263,644
                                2000                    10.649017                    10.197589                      221,023
                                2001                    10.197589                     8.909282                      188,348
            TOUCHSTONE          2002                     8.909282                     6.797592                      171,128
              ENHANCED          2003                     6.797592                     8.843737                      173,402
           DIVIDEND 30          2004

---------------------------------------------------------------------------------------------------------------------------

                                19985                   10.000000                    10.119923                      221,536
                                1999                    10.119923                    11.484675                      503,145
                                2000                    11.484675                    11.632177                      455,261
                                2001                    11.632177                    11.374653                      467,275
                                2002                    11.374653                     8.231427                      365,796
            TOUCHSTONE          2003                     8.231427                    10.535781                      387,270
            VALUE PLUS          2004

---------------------------------------------------------------------------------------------------------------------------

                               19953                    10.000000                    12.490239                       28,701
                                1996                    12.490239                    14.161478                      451,141
                                1997                    14.161478                    16.749955                    1,858,720
                                1998                    16.749955                    17.758155                    2,973,336
                                1999                    17.758155                    17.957567                    2,362,289
                                2000                    17.957567                    19.874253                    1,654,656
                                2001                    19.874253                    18.573609                    1,354,722
                                2002                    18.573609                    15.594493                    1,098,212
            TOUCHSTONE          2003                    15.594493                    20.439644                      945,483
       GROWTH & INCOME          2004

---------------------------------------------------------------------------------------------------------------------------

                                19953                   10.000000                    11.962842                       28,416
                                1996                    11.962842                    13.782738                      266,916
                                1997                    13.782738                    16.130170                    1,153,567
                                1998                    16.130170                    16.780412                    2,142,449
                                1999                    16.780412                    18.149355                    1,713,391
                                2000                    18.149355                    20.185864                    1,376,550
                                2001                    20.185864                    20.448209                    1,199,393
                                2002                    20.448209                    18.341110                      983,569
            TOUCHSTONE          2003                    18.341110                    22.000680                      808,499
              BALANCED          2004

---------------------------------------------------------------------------------------------------------------------------

                                19991                   10.000000                     9.186113                      108,456
                                2000                     9.186113                     9.002382                      201,564
                                2001                     9.002382                     9.497443                    1,532,122
                                2002                     9.497443                     9.635371                    1,258,428
   TOUCHSTONE                   2003                     9.635371                    11.787491                    1,065,235
   HIGH YIELD                   2004
---------------------------------------------------------------------------------------------------------------------------

                   Touchstone Gold Variable Annuity Prospectus


                                       41



Supplement A
--------------------------------------------------------------------------------
                         Years Ended                Unit Value at                Unit Value at              Number of Units
                         December 31            Beginning of Year                  End of Year               at End of Year
                                19953                   10.000000                    11.262524                       28,863
                                1996                    11.262524                    11.395131                      235,025
                                1997                    11.395131                    12.137441                      936,431
                                1998                    12.137441                    12.960022                    1,764,079
                                1999                    12.960022                    12.623260                    1,527,257
                                2000                    12.623260                    13.602365                    1,197,861
                                2001                    13.602365                    14.473580                    1,057,023
                                2002                    14.473580                    15.413573                      915,185
            TOUCHSTONE          2003                    15.413573                    15.739434                      666,800
             CORE BOND          2004



---------------------------------------------------------------------------------------------------------------------------

                                20014                   10.000000                    10.118290                       98,402
                                2002                    10.118290                    10.142306                     200,619
            TOUCHSTONE          2003                    10.142306                    10.108530                      979,915
          MONEY MARKET          2004




---------------------------------------------------------------------------------------------------------------------------

1    Sub-Account operations began on May 14, 1999
2    Sub-Account operations began on May 3, 2000
3    Sub-Account operations began on February 23, 1995
4    Sub-Account operations began on May 1, 2001
5    Sub-Account operations began on May 1, 1998
6    Sub-Account operations began on May 1, 2003


                   Touchstone Gold Variable Annuity Prospectus

Supplement B
--------------------------------------------------------------------------------

Sidebar text: Because the provisions of Section 401 plans and Section 403(b) plans vary from plan to plan, you should contact your plan admin istrator for additional information.

Federal Income Tax Information
Section 401 and Section 403(b) Plans

Section 401(a) of the Code permits sole proprietorships, partnerships, corporations and certain other organizations operating businesses to establish various types of Qualified Plans (called "Section 401 plans" in this Supplement) for their employees (and, if applicable, those self-employed persons working in the businesses). A Qualified Contract may be purchased to provide benefits to a participant in a Section 401 plan.

Section 403(b) of the Code permits public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code to purchase Qualified Contracts as "tax sheltered annuities" (called "Section 403(b) plans" in this Supplement) for their employees.

The Code places limitations and restrictions on all Section 401 and Section 403(b) plans, but the specific rules set forth in the applicable plan will also affect how the plan works. If the information in the Qualified Plan documents differs from the information in the Qualified Contract or in this Supplement, you should rely on the information in the Qualified Plan documents.

This discussion explains certain federal income tax rules applicable to a Qualified Contract purchased in connection with a Section 401 or a Section 403(b) plan. This discussion assumes at all times that the Contract qualifies as an "annuity contract" and a "Qualified Contract", and that the plan to which it relates qualifies as a "Qualified Plan" under the Code.

Tax Treatment of Contributions

Other than "after-tax" contributions made by you to a Section 401 plan, contributions to a Section 401 or a Section 403(b) plan generally are not included in your income for federal income tax purposes until the contributions are distributed from the plan, provided such contributions are not in excess of any benefit, contribution or nondiscrimination limits that apply to the plan.

Tax Treatment of Distributions

Except for the special tax treatments described below, any distributions from a Qualified Contract purchased in connection with a Section 401 or Section 403(b) plan generally are included in your (or, if applicable, your beneficiary's) income for federal income tax purposes as ordinary income, except to the extent the distributions are allocable to your after-tax contributions.

Special Tax Treatment for Lump Sum Distributions from a Section 401 Plan. If you receive (or your beneficiary receives) an amount from a Qualified Contract as part of a distribution from a Section 401 plan, if the distribution qualifies as a lump sum distribution under the Code and if you were born before January 1, 1936, the portion of the distribution that is included in income may be eligible for special tax treatment. Your plan administrator should provide you with information about the tax treatment of a lump sum distribution at the time you receive such a distribution.

                   Touchstone Gold Variable Annuity Prospectus

Supplement B
--------------------------------------------------------------------------------

Special Rules for Distributions that are Rolled Over. In addition, special rules apply to a distribution from a Qualified Contract to you (or your surviving spouse in the event he or she is your beneficiary with respect to the distribution) that relates to a Section 401 or a Section 403(b) plan if such distribution is properly rolled over in accordance with the provisions of the Code. These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 days of receipt:

     o To a Traditional IRA under Section 408 of the Code (and the rollover is being made by you or your spouse as beneficiary). A Traditional IRA does not include a Roth IRA, SIMPLE IRA, or Coverdell Education Savings Account (formerly known as an Education IRA).

     o    To another Section 401 plan or a certain kind of annuity plan under
          Section 403(a) of the Code (if the distribution is from a Section 401 plan and the rollover is being made by you).

     o To a Section 403(b) plan (if the distribution is from a Section 403(b) plan and the rollover is being made by you).

     o To an eligible Section 457(b) plan maintained by a governmental employer (governmental 457 plan).

These special rules only apply to distributions that qualify as "eligible rollover distributions" under the Code. In general, a distribution from a
Section 401 or Section 403(b) plan will be an eligible rollover distribution except to the extent:

     o It is part of a series of payments made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your beneficiary under the plan or for a period of more than ten years.

     o    It is made by reason of a hardship.

     o It is a required minimum distribution under Section 401(a)(9) of the Code as described below.

     o It represents cash dividends paid to you on employer stock held in an employer stock ownership plan.

     o It represents a distribution that is made to correct a failed nondiscrimination test or because legal limits on certain contributions were exceeded.

     o It is the amount of a plan loan that becomes a taxable deemed distribution because of a default.

Required minimum distributions under Section 401(a)(9) of the Code include the following required payments:

     o Except as noted below, minimum payments are required for the calendar year in which you reach age 701/2 or any later calendar year.

     o If the plan is a Section 401 plan that is not maintained by certain governmental or church-sponsored organizations and if you are NOT treated under the Code as owning 5% or more of the employer of the applicable plan, minimum distributions are required for the LATER of the calendar year in which you reach age 701/2 or the calendar year you terminate employment with the employer.

The administrator of the applicable Section 401 or Section 403(b) plan should provide additional information about these rollover tax rules when a distribution is made.

                   Touchstone Gold Variable Annuity Prospectus

Supplement B
--------------------------------------------------------------------------------


Special Rules for Distributions in the Form of Annuity Payments. If any distribution is made from a Qualified Contract that relates to a Section 401 or
Section 403(b) plan and is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to your "after-tax" contributions to the Contract (and any other cost basis you have in the Contract). To the extent the payment exceeds such portion, it is includable in income for federal income tax purposes.

The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code. In very general terms, these detailed rules determine such excludable amount by dividing your "after-tax" contributions and other cost basis in the Contract that remain in the plan at the time the annuity payments begin by the anticipated number of payments to be made under the Contract. If the annuity payments continue after the number of anticipated payments has been made, such additional payments will generally be included in full in income for federal income tax purposes.

Withholding. If any part of a distribution from a Qualified Contract that relates to a Section 401 or a Section 403(b) plan is eligible for rollover, but is not directly rolled over to a Traditional IRA or another eligible employer plan or account pursuant to your election, it is generally subject to mandatory federal income tax withholding at a rate of 20%.

Any taxable part of a distribution from a Qualified Contract that is not eligible for a direct rollover is subject to different withholding rules that are described in the Code. You can generally elect completely out of withholding as to such part.

Penalty Tax on Withdrawals

Generally, there is a penalty tax equal to 10% of the portion of any payment from a Qualified Contract issued in connection with a Section 401 or a Section 403(b) plan that is included in your income for federal income tax purposes.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     o    A distribution that is made on or after the date you reach age 591/2

     o A distribution that is properly rolled over to a Traditional IRA or to another eligible employer plan or account

     o    A distribution that is made on or after your death

     o A distribution that is made when you are disabled (as defined in Section 72(m) of the Code)

     o A distribution that is made as part of a series of substantially equal periodic payments which begin after you separate from service with the employer of the applicable plan and are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Qualified Contract

     o A distribution that is made to you by reason of your separation from service with the employer of the applicable plan when such separation occurs during or after the calendar year in which you reach age 55

     o A distribution that is made to you to the extent it does not exceed the amount allowable to you as a deduction for medical care under
          Section 213 of the Code (determined without regard to whether or not you itemize deductions)

                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

Supplement B
--------------------------------------------------------------------------------

     o A distribution that is made to an alternate payee of yours pursuant to a Qualified Domestic Relations Order (that meets the conditions of Section 414(p) of the Code)

Required Distributions

Distributions from a Qualified Contract issued in connection with a Section 401 or a Section 403(b) plan must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

     o Except as noted below, required distributions to you generally must start by April 1 of the calendar year following the calendar year in which you reach age 701/2.

     o If a Section 401 plan is involved (except for a Section 401 plan maintained by certain governmental or church-sponsored organizations) and you are NOT considered a 5% or more owner of the employer of the plan under the rules of the Code, the required distributions to you generally do not have to start until April 1 of the calendar year following the LATER of the calendar year in which you reach age 701/2 or the calendar year in which you terminate employment with the employer.

     s When distributions are required to be made to you under the Code, they must generally be made over your life (or a period not extending beyond your life expectancy) or over the joint lives (or a period not extending beyond the joint life expectancies) of you and a designated beneficiary under the plan. In general, at least a certain minimum amount, determined under the Code and regulations issued thereunder, must be made each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of your death. The applicable plan documents should contain such rules.

Special Provisions

Loans. Qualified Contracts used for Section 403(b) plans generally allow you to borrow money from such Contracts. In addition, certain Section 401 plans may allow you to borrow money from a Qualified Contract that is used for such plans.

In order to meet the rules of the Code so that such loans are not considered taxable distributions when made, such loans must generally meet the rules listed below:

     o The amount of each loan must generally be a minimum amount as determined under the applicable plan.

     o The interest rate on each loan must be comparable to the rate charged by commercial lenders for similar loans.

     o The loan must be repaid in substantially equal payments made at least quarterly.

     o Generally, you cannot surrender or annuitize the Contract while a loan is outstanding.

     o There may also be restrictions on the maximum time for repaying the loan. The maximum term of any such loan is normally 5 years, except that a longer period may be able to apply to a loan used to purchase your principal residence.


                   Touchstone Gold Variable Annuity Prospectus

Supplement B
--------------------------------------------------------------------------------


A Section 403(b) or a Section 401 plan may contain additional or different rules on loans from a Qualified Contract. The administrator of the applicable Section 403(b) or Section 401 plan should be able to provide information about these rules.

Withdrawal Limitations. The Code limits the withdrawal of amounts from a Qualified Contract used for a Section 401 or Section 403(b) plan to the extent it is attributable to contributions made pursuant to a pre-tax salary reduction agreement or other cash or deferred arrangement. This limit applies in a Qualified Contract used for a Section 403(b) plan only to the extent the withdrawal is attributable to contributions made after December 31, 1988.

If such withdrawal limitations apply, withdrawals of such amounts generally can be made only when you reach age 591/2, when you separate from service with the employer of the plan, when you become disabled (as defined in Section 72(m) of the Code) or die or in the case of your financial hardship (that meets certain rules described in the Code). Withdrawals for hardship do not include earnings allocated for you under the plan after 1988. In addition, withdrawals for hardship are not eligible for rollover.

In the case of a Section 401 plan, distributions may also be permitted in the event of the plan's termination or when the plan employer sells substantially all of the assets used in a trade or business of the employer or all of the employer's interest is a subsidiary and you continue service with the purchaser of such assets or interest, provided certain conditions are met.

You should consult your own tax advisor about the tax consequences of and rules for a loan or a withdrawal from a Section 401 or Section 403(b) plan.

                   Touchstone Gold Variable Annuity Prospectus

Supplement C
--------------------------------------------------------------------------------

State ofTexas Optional Retirement Program

The Contract is eligible for the State of Texas Optional Retirement Program
(ORP). Plans established under the Texas ORP will be referred to as "Texas ORP Plans" in this Supplement. Contracts purchased in connection with Texas ORP Plans will be referred to as "ORP Contracts" in this Supplement.

ORP Contracts

Eligible Participants. An ORP Contract may be purchased to provide benefits to a participant in a Texas ORP Plan. Employees of Texas "state supported institutions of higher education" may direct contributions and transfers to an ORP Contract. "State supported institutions of higher education" is defined in
Section 51.351 of Subchapter G of Title 3 of the Higher Education Code of the State of Texas.

Employer Premiums. Employer premiums are purchase payments applied to the ORP Contract that are attributable to employer contributions other than contributions made through a salary reduction agreement. Employer premiums are subject to vesting under the rules governing Texas ORP Plans.

Loans. Participants in a Texas ORP Plan are not allowed to borrow money from an ORP Contract.

Distributions. Distributions of funds from an ORP Contract may only be made upon the occurrence of a "distributable event". Title 8, Chapter 830.105 of the Texas Government Code defines "distributable event" as death, retirement, termination of employment in all public institutions of higher education in Texas, or attainment of age 701/2.

Distributions from an ORP Contract are considered to have begun if:

     o Distributions are made on account of you reaching your required beginning date

     o Before the required beginning date, irrevocable distributions commence over a period permitted and in an annuity form acceptable under
          Section 1.401(a)(9) of the Regulations

Specific Plan Rules. The Internal Revenue Code and Texas laws place limitations and restrictions on Texas ORP Plans, but the specific rules set forth in the applicable plan will also affect how the plan works. Because the provisions of Texas ORP Plans vary from plan to plan, you should contact your plan administrator for additional information. If the information in the Texas ORP Plan documents differs from the information in the ORP Contract or in this Supplement, you should rely on the information in the Texas ORP Plan documents.

                   Touchstone Gold Variable Annuity Prospectus

Supplement C
--------------------------------------------------------------------------------


Federal Income Tax Information

This discussion explains certain federal income tax rules applicable to an ORP Contract. This discussion assumes at all times that the Contract qualifies as an "annuity contract" under the Code, the Contract qualifies as an "ORP Contract" under Texas law and the plan to which it relates qualifies as a "Texas ORP Plan" under Texas law.

The specific rules related to ORP Contracts and Texas ORP Plans discussed in the previous section, such as the rules on when distributions may be made from an ORP Contract, are applicable in addition to the federal income tax rules discussed in this section.

Tax Treatment of Contributions

Contributions to a Texas ORP Plan generally are not included in your income for federal income tax purposes until the contributions are distributed from the plan, provided such contributions are not in excess of any benefit, contribution or nondiscrimination limits that apply to the plan.

Tax Treatment of Distributions

Any distributions from a Texas ORP Plan generally are included in income for federal income tax purposes as ordinary income, except to the extent the distributions are allocable to your after-tax contributions.

In addition, special rules apply to a distribution from an ORP Contract if such distribution is properly rolled over in accordance with the provisions of the Code. The administrator of the applicable Texas ORP Plan should provide additional information about these rollover tax rules when a distribution is made.

Penalty Tax on Withdrawals

Generally, there is a penalty tax equal to 10% of the portion of any payment from an ORP Contract that is included in your income for federal income tax purposes.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     o    A distribution that is made on or after the date you reach age 591/2

     o A distribution that is properly rolled over to a Traditional IRA or to another eligible employer plan or account

     o    A distribution that is made on or after your death

     o A distribution that is made when you are disabled (as defined in Section 72(m) of the Code)

     o A distribution that is made as part of a series of substantially equal periodic payments which begin after you separate from service with the employer of the applicable plan and are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the ORP Contract

                   Touchstone Gold Variable Annuity Prospectus

Supplement C
--------------------------------------------------------------------------------


     o A distribution that is made to you by reason of your separation from service with the employer of the applicable plan when such separation occurs during or after the calendar year in which you reach age 55

     o A distribution that is made to you to the extent it does not exceed the amount allowable to you as a deduction for medical care under
          Section 213 of the Code (determined without regard to whether or not you itemize deductions)

     o A distribution that is made to an alternate payee of yours pursuant to a Qualified Domestic Relations Order (that meets the conditions of Section 414(p) of the Code)

Required Distributions Under the Code

Distributions from an ORP Contract must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

     o Except as noted below, required distributions generally must start by April 1 of the calendar year following the calendar year in which you reach age 701/2.

     o If you do not terminate your employment until after age 701/2, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which you reach age 701/2 or the calendar year in which you terminate employment with the employer.

     o When distributions are required under the Code, a certain minimum amount, determined under the Code and regulations issued thereunder, must be made each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of your death. The applicable plan documents will contain such rules.

Withdrawal Limitations Under the Code

The Code limits the withdrawal of amounts from an ORP Contract to the extent it is attributable to contributions made pursuant to a salary reduction agreement or other cash or deferred arrangement. If such withdrawal limitations apply, withdrawals of such amounts generally can be made only when you reach age 591/2, when you separate from service with the employer of the plan, when you become disabled (as defined in Section 72(m) of the Code) or die or in the case of your financial hardship (that meets certain rules described in the Code). Withdrawals for hardship do not include earnings allocated for you under a Texas ORP Plan after 1988.

You should consult your own tax advisor about the tax consequences of and rules for a withdrawal from a Texas ORP Plan.

                   Touchstone Gold Variable Annuity Prospectus

Table Of Contents For Statement Of Additional Information
--------------------------------------------------------------------------------


                                                                            Page

General ..................................................................     3

Safekeeping Of Assets ....................................................     3

Distribution Of The Contracts ............................................     3

Sub-Account Performance ..................................................     4

Sub-Account Accumulation Unit Values .....................................     6

Fixed Account Value ......................................................     7

Fixed Annuity Income Payments ............................................     7

Qualification As An "Annuity Contract" ...................................     8

Independent Auditors .....................................................    10

Financial Statements .....................................................    10



                   Touchstone Gold Variable Annuity Prospectus

Notes
--------------------------------------------------------------------------------

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY

SEPARATE ACCOUNT 1

TOUCHSTONE GOLD VARIABLE ANNUITY

FLEXIBLE PURCHASE PAYMENT DEFERRED

VARIABLE ANNUITY CONTRACTS

----------------------------
STATEMENT OF ADDITIONAL INFORMATION


MAY 1, 2005


----------------------------



This Statement of Additional Information is not a prospectus, but contains information in addition to that set forth in the current prospectus dated May 1, 2005 (the "Prospectus") for certain variable annuity contracts ("Contracts") offered by Western-Southern Life Assurance Company ("WSLAC") through its Separate Account 1 ("SA1"), and should be read in conjunction with the Prospectus. Unless otherwise noted, the terms used in this Statement of Additional Information have the same meanings as those set forth in the Prospectus.


A copy of the Prospectus may be obtained by calling the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) or by written request to WSLAC at P.O. Box 2850, Cincinnati, Ohio 45201-2850.


FORM 7135 (5/05)

TABLE OF CONTENTS
OF
STATEMENT OF ADDITIONAL INFORMATION

                                                                            Page

General                                                                     3

Safekeeping of Assets                                                       3

Distribution of the Contracts                                               3

Sub-Account Performance                                                     4

Sub-Account Accumulation Unit Values                                        6

Fixed Account Value                                                         7

Fixed Annuity Income Payments                                               7

Qualification as an "Annuity Contract"                                      8

Independent Auditors                                                        10

Financial Statements                                                        10

GENERAL

Except as otherwise indicated herein, all capitalized terms shall have the meanings assigned to them in the Prospectus.

WSLAC is subject to regulation by the Ohio Department of Insurance, which periodically examines its financial condition and operations. WSLAC also is subject to the insurance laws and regulations of all jurisdictions in which it offers Contracts. Copies of the Contract have been filed with, and, where required, approved by insurance regulators in those jurisdictions. WSLAC must submit annual statements of its operations, including financial statements, to such state insurance regulators so that they may determine solvency and compliance with applicable state insurance laws and regulations.

WSLAC and SA1 have filed a Registration Statement regarding the Contracts with the Securities and Exchange Commission under the Investment Company Act of 1940 and the Securities Act of 1933. The Prospectus and this Statement of Additional Information do not contain all of the information in the Registration Statement.

SAFEKEEPING OF ASSETS

The assets of SA1 are held by WSLAC, separate from WSLAC's general account assets and any other separate accounts that WSLAC has or will establish. WSLAC maintains records of all purchases and redemptions of the interests in the Funds held by the Sub-Accounts. WSLAC maintains fidelity bond coverage for the acts of its officers and employees.

DISTRIBUTION OF THE CONTRACTS

As disclosed in the Prospectus, the Contracts are distributed through Touchstone Securities, Inc. (the "Distributor"), which is a wholly-owned subsidiary of IFS Financial Services, Inc. ("IFS"). IFS is a wholly-owned subsidiary of WSLAC. The Distributor is a member of the National Association of Securities Dealers, Inc. The offering of the Contracts is continuous, and WSLAC does not anticipate discontinuing offering the Contracts, although it reserves the right to do so.

Sales commissions attributable in part to the Touchstone Gold Variable Annuity Contracts and paid by WSLAC to the Distributor and amounts retained by the Distributor are shown below for the periods indicated.

                                                                                       AMOUNTS
PERIOD                                  SALES COMMISSIONS PAID         RETAINED BY DISTRIBUTOR
For the year ended December 31, 2002                $1,134,975                        $122,626
For the year ended December 31, 2003                $1,001,722                        $115,633

For the year ended December 31, 2004


SUB-ACCOUNT PERFORMANCE

MONEY MARKET YIELD

WSLAC may quote or advertise the yield of the money market Sub-Account in accordance with rules and regulations adopted by the Securities and Exchange Commission. The Company computes the money market Sub-Account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the underlying money market Fund, or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD  =  (BASE PERIOD RETURN/7) *365
         Where:
         BASE PERIOD RETURN = The percentage (or net) change in the Accumulation
                              Unit Value for the money market ("AUV") over a 7-day period determined as follows:

                   AUV at end of 7-day period - AUV at beginning of 7-day period
                   -------------------------------------------------------------
                                AUV at beginning of 7-day period


Because the Net Asset Value of the money market Fund rarely deviates from
1.000000 per unit, the change in the Accumulation Unit Value for the money market Sub-Account (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges deducted from the Sub-Account over the 7-day period. Because of the deductions for mortality and expense risk charges, the yield for the money market Sub-Account of the Separate Account will be lower than the yield for the underlying money market Fund or any comparable substitute funding vehicle.


The Securities and Exchange Commission also permits the Company to disclose the effective yield of the money market Sub-Account for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

EFFECTIVE YIELD  =  [(BASE PERIOD RETURN + 1)365/7] - 1
The yield on amounts held in the money market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The money market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying money market Fund or substitute funding vehicle, the types and quality of portfolio securities held by the underlying money market Fund or substitute funding vehicle, and operating expenses.

In addition, the yield figures do not reflect the effect of Surrender Charges or Contract Maintenance Charges that may be applicable on surrender of a Contract.

TOTAL RETURN

The performance of the Sub-Accounts may be quoted or advertised by WSLAC in various ways. All performance information supplied by WSLAC in advertising is based upon historical results of the Sub-Accounts and the underlying funds and is not intended to indicate future performance. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration. The value of an Accumulation Unit and total returns fluctuate in response to market conditions, interest rates and other factors.

Average annual total returns are calculated by determining the average annual compounded rates of return over one, five and ten year periods (or since commencement of operations) that would equate an initial hypothetical investment to the ending redeemable value according to the following formula:

P (1 + T)n = ERV where:

         P         =       a hypothetical initial purchase payment of $1,000
         T         =       average annual total return
         n         =       number of years and/or portion of a year
         ERV       =       ending redeemable value of a hypothetical initial
                           purchase payment of $1,000 at the end of the applicable period

While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that any Sub-Account's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of any Sub-Account.

Average annual total return is calculated as required by applicable regulations. In addition to average annual total returns, a Sub-Account may quote cumulative total returns reflecting the simple change in value of any investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount.

"Total return" or "average annual total return" quoted in advertising reflects all aspects of a Sub-Account's return, including the effect of reinvestment by the Sub-Account of income and capital gain distributions and any change in the Sub-Account's value over the applicable period. Such quotations reflect administrative charges and risk charges. Since the Contract is intended as a long-term investment, total return calculations will assume that no partial withdrawals from the hypothetical Contract occurred during the applicable period, but that a Surrender Charge and a Contract Maintenance Charge would be incurred upon the hypothetical withdrawal at the end of the applicable period.

Any total return quotation provided for a Sub-Account should not be considered as representative of the performance of the Sub-Account in the future, since the net asset value will vary based not only on the type, quality and maturities of the securities held in the underlying fund in which the Sub-Account invests, but also on changes in the current value of such securities and on changes in the expenses of the Sub-Account and the underlying fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Sub-Account to total returns published for other investment companies or other investment vehicles.

WSLAC may advertise examples of the effects of dollar cost averaging, whereby a Contract owner periodically invests a fixed dollar amount in a Sub-Account, thereby purchasing fewer Accumulation Units when prices are high and more Accumulation Units when prices are low. While such a strategy does not assure a profit nor guard against a loss in a declining market, the Contract owner's average cost per Accumulation Unit can be lower than if fixed numbers of Accumulation Units had been purchased at the same intervals or if the same total amount of money were put into the Contract all at one point in time. In evaluating dollar cost averaging, owners should consider their ability to continue purchasing Accumulation Units during periods of low price levels.

Performance information for any Sub-Account may be compared, in reports to Contract owners and in advertising, to stock indices, other variable annuity separate accounts or other products tracked by Lipper Analytical Services, or other widely used independent research firms, which rank variable annuities and investment companies by overall performance, investment objectives and assets. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

SUB-ACCOUNT ACCUMULATION UNIT VALUES

In this discussion, the term Valuation Period means the period of time beginning at the close of trading on the New York Stock Exchange (NYSE) on one Valuation Date, as defined below, and ending at the close of trading on the NYSE on the next succeeding Valuation Date. A Valuation Date is each day valuation of the Sub-Accounts is required by law including every day that the NYSE is open.

The value of an Accumulation Unit at the close of any Valuation Period is determined for each Sub-Account by multiplying the Accumulation Unit Value of the Sub-Account at the close of the immediately preceding Valuation Period by the "Net Investment Factor" (described below). Depending upon investment performance of the underlying fund in which the Sub-Account is invested, the Accumulation Unit Value may increase or decrease.

The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

          (a) equals:
                    (1) the net asset value per share of the underlying fund at the end of the current Valuation Period, plus

                    (2) the per share amount of any dividend or capital gain distribution made by the underlying fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

                    (3) a per share charge or credit for any taxes reserved, which are determined by WSLAC to have resulted from the investment operations of the Sub-Account during the current Valuation Period;

          (b) is the net asset value per share of the corresponding underlying fund determined at the end of the immediately preceding Valuation Period; and

          (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for the daily portion of the annual Mortality and Expense Risk Charge and the annual Contract Administration Charge.

FIXED ACCOUNT VALUE

Fixed Account Value is calculated on a daily basis by the following formula:

PP + XFT + I - XFF - WD = FAV where
         PP   =  the sum of all purchase payments allocated to the Fixed Account
         XFT  =  any amount transferred to the Fixed Account from a Sub-Account
         I    =  interest credited by WSLAC to the Fixed Account
         XFF  =  any amounts transferred from the Fixed Account to a Sub-Account
         WD   =  any amounts withdrawn for charges or deductions, or in
                 connection with any surrenders or partial withdrawals


FIXED ANNUITY INCOME PAYMENTS

The Contracts provide only for fixed annuity payment options. The amount of such payments is calculated by applying the Surrender Value at annuitization, less any applicable premium tax, to the income payment rates for the income payment option selected.

Annuity payments will be the larger of:

     o the income based on the rates shown in the Contract's Annuity Tables for the income payment option chosen; and

     o the income calculated by applying the proceeds as a single premium at WSLAC's current rates in effect on the date of the first annuity payment for the same option.

Annuity payments under any of the income payment options will not vary in dollar amount and will not be affected by the future investment performance of the Variable Account.

QUALIFICATION AS AN "ANNUITY CONTRACT"

For the Contract to be treated as an "annuity contract" under the Code, the Contract must meet certain requirements under the Code. The following sections discuss various matters that might affect the Contract's status as an "annuity contract".

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of all variable annuity contracts. The Code generally provides that a variable contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. The Code contains a safe harbor provision which provides that variable contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, (1) the underlying assets meet the diversification standards prescribed elsewhere in the Code for an entity to be classified as a regulated investment company and (2) no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

In March 1989, the Treasury Department issued regulations that established diversification requirements for the investment portfolios such as the Funds underlying variable contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described in Section 817(h) of the Code. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the investment portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the investment portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the investment portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the investment portfolio is represented by any four investments.


The Sub-Accounts, through each of the Funds, intends to comply with the diversification requirements of the Code and the regulations. The Funds have agreed to comply with such requirements.


EXCESSIVE CONTROL

The Treasury Department has from time to time suggested that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investments underlying the contract (i.e., the owner is able to transfer values among Sub-Accounts with only limited restrictions). If a variable contract is not treated as an annuity contract, the owner of such contract would be considered the owner of the assets of a separate account, and income and gains from that account would be included each year in the owner's gross income. No such guidelines have been issued to date.

The issuance of such guidelines, or regulations or rulings dealing with excessive control issues, might require the Company to impose limitations on an owner's right to transfer all or part of the Contract Value among the Sub-Accounts and the Fixed Account or to make other changes in the Contract as necessary to attempt to prevent an owner from being considered the owner of any assets of a Sub-Account. The Company therefore reserves the right to make such changes. It is not known whether any such guidelines, regulations or rulings, if adopted, would have retroactive effect.

REQUIRED DISTRIBUTIONS

Additionally, in order to qualify as an annuity contract under the Code, a Non-Qualified Contract must meet certain requirements regarding distributions in the event of the death of the owner. In general, if the owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to provisions of the Code. Upon the death of an owner prior to commencement of annuity payments, (1) the amounts accumulated under a Contract must be distributed within five years, or (2) if distributions to a designated beneficiary within the meaning of Section 72 of the Code begin within one year of the owner's death, distributions are permitted over a period not extending beyond the life (or life expectancy) of the designated beneficiary.

The above rules are modified if the designated beneficiary is the surviving spouse. The surviving spouse is not required to take distributions from the Contract under the above rules as a beneficiary and may continue the Contract and take distributions under the above rules as if the surviving spouse were the original owner. If distributions have begun prior to the death of the owner, such distributions must continue at least as rapidly as under the method in effect at the date of the owner's death (unless the method in effect provides that payments cease at the death of the owner).

For Qualified Contracts issued in connection with tax-qualified plans and traditional individual retirement annuities, the plan documents and rules will determine mandatory distribution rules. However, under the Code, distributions from Contracts issued under Qualified Plans (other than traditional and Roth individual retirement annuities and certain governmental or church-sponsored Qualified Plans) for employees who are not 5% owners of the sponsoring employer generally must commence no later than April 1 of the calendar year following the calendar year in which the employee terminates employment or the calendar year in which he or she reaches age 70 1/2, whichever is later. Such distributions must be made over a period that does not exceed the life expectancy of the employee or the joint life and last survivor expectancy of the employee and a designated beneficiary. Distributions from Contracts issued under traditional individual retirement annuities (but not Roth IRAs) or to 5% owners of the sponsoring employer from Contracts issued under Qualified Plans (other than certain governmental or church-sponsored Qualified Plans) must commence by April 1 of the calendar year after the calendar year in which the individuals reach age 70 1/2 even if they have not terminated employment. A penalty tax of 50% may be imposed on any amount by which the required minimum distribution in any year exceeds the amount actually distributed.

If the Contract is a Qualified Contract issued in connection with a traditional individual retirement annuity, a SIMPLE account, or a plan which qualifies under Sections 403(b), 408 or 457 of the Code, the Company will send a notice to the owner when the owner or Annuitant, as applicable, reaches age 70 1/2. The notice will summarize the required minimum distribution rules and advise the owner of the date that such distributions must begin from the Qualified Contract or other traditional individual retirement annuities of the owner. The owner has sole responsibility for requesting distributions under the Qualified Contract or other traditional individual retirement annuities (to the extent permitted by the Code) that will satisfy the minimum distribution rules. In the case of a distribution from a Qualified Contract issued under a plan which qualifies under
Section 401 of the Code, the Company will not send a notice when the owner or Annuitant, as applicable, reaches age 70 1/2, and the owner (or the employer sponsoring the Qualified Plan) has sole responsibility for requesting distributions under the Qualified Contract that will satisfy the minimum distribution rules.

INDEPENDENT AUDITORS


The financial statements of Western-Southern Life Assurance Company Separate Account 1 and Western-Southern Life Assurance Company (statutory-basis) at December 31, 2004 and 2003, and for the periods then ended, appearing in this statement of additional information and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS

The following financial statements for Western-Southern Life Assurance Company Separate Account 1 at and for the fiscal periods indicated are attached hereto:

1.   Report of Ernst & Young LLP.



2.   Statement of Net Assets as of December 31, 2004.

3. Statements of Operations and Changes in Net Assets for the periods ended December 31, 2004 and 2003.



4.   Notes to Financial Statements.

The following statutory-basis financial statements for Western-Southern Life Assurance Company at and for the fiscal periods indicated are attached hereto:

1.   Report of Ernst & Young LLP.



2.   Statutory-basis Balance Sheets as of December 31, 2004 and 2003.

3. Statutory-basis Statements of Operations for the years ended December 31, 2004 and 2003.




4. Statutory-basis Statements of Changes in Capital and Surplus for the years ended December 31, 2004 and 2003.

5. Statutory-basis Statements of Cash Flows for the years ended December 31, 2004 and 2003.



6.   Notes to statutory-basis Financial Statements.

[INSERT FINANCIAL STATEMENTS]

DISTRIBUTOR

Touchstone Securities, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

TOUCHSTONE VARIABLE ANNUITY SERVICE CENTER

P.O. Box 2850
Cincinnati, Ohio 45201-2850
(800) 669-2796 (press 2)


SUB-ACCOUNTS

o  AIM V.I. GROWTH
o  AIM V.I. GOVERNMENT SECURITIES
o  ALGER AMERICAN SMALL CAPITALIZATION
o  ALGER AMERICAN GROWTH
o  MFS VIT EMERGING GROWTH
o  MFS VIT INVESTORS TRUST
o  PIMCO VIT LONG-TERM U.S. GOVERNMENT
o  PUTNAM VT INTERNATIONAL EQUITY
o  SCUDDER VIT EQUITY 500 INDEX
o  TOUCHSTONE BARON SMALL CAP
o  TOUCHSTONE EMERGING GROWTH
o  TOUCHSTONE THIRD AVENUE VALUE
o  TOUCHSTONE EAGLE CAPITAL APPRECIATION
o  TOUCHSTONE ENHANCED DIVIDEND 30
o  TOUCHSTONE VALUE PLUS
o  TOUCHSTONE GROWTH & INCOME
o  TOUCHSTONE BALANCED
o  TOUCHSTONE HIGH YIELD
o  TOUCHSTONE CORE BOND
o  TOUCHSTONE MONEY MARKET



STATEMENT OF
ADDITIONAL INFORMATION

MAY 1, 2005

PART C

ITEM 24 -- FINANCIAL STATEMENTS AND EXHIBITS (a) All financial statements are included in Part B. (b) Exhibits:

(1) Resolutions of the Executive Committee of the Board of Directors of Western-Southern Life Assurance Company (the "Company") establishing Western-Southern Life Assurance Company Separate Account 1. (5)

(2)    Not Applicable.

(3)    (a)    Distributor Agreement between the Company (on behalf of Separate
              Account 1) and Touchstone Securities, Inc.(3)

       (b)    Commission Schedule. (3)

       (c)    Specimens of General Agency Agreement.(5)

(4)    (a)    Specimen Touchstone Variable Annuity Contract 9408-5550 WSA.(5)

       (b)    Specimen Endorsement for SIMPLE IRA 9801-5600 WSA END.(5)

       (c)    Specimen Endorsement for IRA 9801-5606 WSA END.(5)

       (d)    Specimen Endorsement for SEP-IRA 9801-5614 WSA END.(5)

       (e)    Specimen Tax Sheltered Annuity Endorsement 9801-5610 WSA END. (5)

       (f)    Specimen Endorsement for Roth IRA 9801-5607 WSA END.(5)

       (g)    Specimen 401 Plan Endorsement 9801-5611 WSA END.(5)

       (h) Specimen Charitable Remainder Unitrust Endorsement 9611-5612 WSA END.(5)
       (i)    Specimen Free Withdrawal Amount Endorsement 9611-5613 WSA END.(5)

       (j) Specimen Additional Waiver of Surrender Charges Rider 9501-5201 WSA. (5)

       (k)    Specimen Endorsement 9912-5573 WSA END.(7)

(5)    Specimen Application Form for Touchstone Variable Annuity
        DO-11-IFS-VARI-9805. (5)

(6)    (a)    Amended Articles of Incorporation of the Company. (1)

       (b)    Amended Code of Regulations of the Company. (1)

(7)    Not Applicable.

(8)    (a)    (i)     Administration Agreement between Investors Bank & Trust
                      Company and Select Advisors Variable Insurance Trust
                      ("VIT") n/k/a Touchstone Variable Series Trust
                      ("TVST"). (2)

              (ii)    Amendment to Administration Agreement. (4)

       (b) Fund Accounting Agreement between Investors Bank & Trust Company and VIT n/k/a TVST. (2)

       (c) Amended and Restated Custodian Agreement between Investors Bank & Trust Company and VIT n/k/a TVST. (6)

       (d) Restated and Amended Sponsor Agreement between Touchstone Advisors, Inc. and TVST.(7)

       (e)    (i)     Fund Participation Agreement between Western-Southern Life
                      Assurance Company ("WSLAC") and VIT n/k/a TVST.(7)

              (ii) Amendment No. 1 to Fund Participation Agreement between WSLAC and TVST.(7)

              (iii) Participation Agreement among The Alger American Fund, WSLAC and Fred Alger & Company.(7)

              (iv) Service Agreement between Fred Alger Management Inc. and WSLAC.(7)

              (v) Participation Agreement among AIM Variable Insurance Funds, Inc., WSLAC and Touchstone Securities, Inc.(7)

              (vi) Participation Agreement among MFS Variable Insurance Trust, WSLAC and Massachusetts Financial Services Company.(7)

              (vii) Participation Agreement among WSLAC, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.(7)

              (viii) Service Agreement between PIMCO Funds Distributors LLC and WSLAC.(7)

              (ix) Administrative Service Agreement between WSLAC and AIM Advisors, Inc.(7)

              (x) Second Amendment to Fund Participation Agreement between WSLAC and TVST.(8)

              (xi) Third Amendment to Fund Participation Agreement between WSLAC and TVST.(8)

              (xii) Amendment No. 1 to Participation Agreement between The Alger American Fund, WSLAC and Fred Alger & Company.(8)

              (xiii) Amendment No. 1 to Participation Agreement among WSLAC, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.(8)

              (xiv) Participation Agreement among Deutsche Asset Management VIT Funds, Bankers Trust Company, and WSLAC. (8)

              (xv) Administrative Services Agreement between WSLAC and Bankers Trust Company (8)

              (xvi) Amendment to Participation Agreement among Deutsche Asset Management VIT Funds, Bankers Trust Company, and
                      WSLAC. (8)

              (xvii) Amendment to Administrative Services Agreement between WSLAC and Bankers Trust Company. (8)

              (xviii) Amendment to Participation Agreement among WSLAC, PIMCO
                      Variable Insurance Trust and PIMCO Funds Distributors LLC. (9)

              (xix) Amendment to Participation Agreement between WSLAC and TVST (11)

              (xx) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P., and Western-Southern Life Assurance Company (11)

(9)    Opinion and Consent of Donald J. Wuebbling, Esq. (5)

(10)   (a)    Consent of Ernst & Young LLP. (to be filed)

(11)   Not Applicable.

(12)   Not Applicable.

(13)   Schedule for Computation of Performance Quotations provided in
       Registration

       Statement in response to Item 21. (3)
(99)   Powers of Attorney -- Directors of the Company. (10)

-------------------------------------------------------------------------------

(1) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Registrant filed with the Securities and Exchange Commission (the "SEC") on April 29, 1996 (File Nos. 33-76582 and 811-8420).

(2) Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of TVST filed with the SEC on February 28, 1997 (File Nos. 033-76566 and 811-08416).

(3) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of the Registrant filed with the SEC on May 1, 1998 (File Nos. 33-76582 and 811-8420).

(4) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of TVST filed with the SEC on July 30, 1998 (File Nos. 033-76566 and 811-08416).

(5) Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement of the Registrant filed with the SEC on November 5, 1998 (File Nos. 33-76582 and 811-8420).

(6) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of TVST filed with the SEC on April 30, 1999 (File Nos. 033-76566 and 811-08416).

(7) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant filed with the SEC on April 29, 2000 (File Nos. 033-76582 and 811-08420).

(8) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of Western Southern Life Assurance Company Separate Account 2 filed with the SEC on April 27, 2001 (File Nos. 033-79906 and 811-08550).

(9) Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement of Western Southern Life Assurance Company Separate Account 2 filed with the SEC on April 26, 2002 (File Nos. 033-79906 and 811-08550).

(10) Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement of Western Southern Life Assurance Company Separate Account 1 filed with the SEC on April 26, 2002 (File Nos. 033-76582 and 811-08420).

(11) Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement of Western Southern Life Assurance Company Separate Account 1 filed with the SEC on April 30, 2003 (File Nos. 033-76582 and 811-08420).

ITEM 25. -- DIRECTORS AND OFFICERS OF THE DEPOSITOR
The directors and officers of the Company are listed below. Unless otherwise noted, the principal business address of all persons listed in Item 25 is 400 Broadway, Cincinnati, Ohio 45202.

William J. Williams                        Director

John F. Barrett                            Chairman of the Board and Director,
                                           Chief Executive Officer and President
James N. Clark                             Director and Secretary

Eugene P. Ruehlmann                        Director
Vorys, Sater, Seymour and Pease
Suite 2100 Atrium Two
221 East Fourth Street
Cincinnati, Ohio 45202

Thomas L. Williams                         Director
North American Properties
212 East Third Street
Suite 300
Cincinnati, Ohio 45202

Donald A. Bliss                            Director
10892 East Fanfol Lane
Scottsdale, Arizona 85259

Jo Ann Davidson                            Director
JAD and Associates LLC
37 West Broad Street, Suite 970
Columbus, OH  43215

Edward J. Babbitt                          Vice President and Senior Counsel

Herbert R. Brown                           Senior Vice President

Keith T. Clark                             Vice President and Medical Director

Robert J. DalSanto                         Vice President

Bryan C. Dunn                              Senior Vice President and Chief
                                           Marketing Officer

Clint D. Gibler                            Senior Vice President and Chief
                                           Information Officer

Daniel W. Harris                           Vice President

Noreen J. Hayes                            Senior Vice President

Edward S. Heenan                           Senior Vice President

David T. Henderson                         Vice President

Thomas D. Holdridge                        Vice President

Bradley J. Hunkler                         Vice President and Comptroller

Carroll R. Hutchinson                      Senior Vice President

Robert S. Kahn                             Vice President

Phillip E. King                            Vice President and Auditor

James R. Korcykoski                        Vice President and Chief Technology
                                           Officer

Harold V. Lyons                            Vice President

Constance M. Maccarone                     Senior Vice President

Jill T. McGruder                           Senior Vice President

J. J. Miller                               Senior Vice President

Nora E. Moushey                            Senior Vice President and Chief
                                           Actuary

Jonathan D. Neimeyer                       Vice President and Associate General
                                           Counsel

Maribeth S. Rahe                           Senior Vice President

Mario J. San Marco                         Vice President

Nicholas P. Sargen                         Senior Vice President and Chief
                                           Investment Officer

Thomas M. Stapleton                        Vice President

Richard K. Taulbee                         Vice President

David E. Theurich                          Vice President

Daniel L. Thomas                           Vice President

James J. Vance                             Vice President and Treasurer

Robert L. Walker                           Senior Vice President and Chief
                                           Financial Officer

Donald J. Wuebbling                        Senior Vice President and General
                                           Counsel

ITEM 26. -- PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Microsoft Word 11.0.5604;Western-Southern Mutual Holding Company ("Holding Co."); Ohio corporation

Western-Southern Financial Group, Inc. ("Financial Group"); Ohio corporation; 100% owned by Holding Co.

The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation; 100% owned by Financial Group

Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation; 100% owned by WSLIC

Fort Washington Trust Company; Ohio corporation; 100% owned by WSLIC

Courtyard Nursing Care, LLC ("Courtyard"); Ohio limited liability company; 100% owned by WSLAC; ownership and operation of real estate.

IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100% owned by WSLAC; development and marketing of financial products for distribution through financial institutions.

IFS Systems, Inc.; Delaware corporation; 100% owned by IFS; development, marketing and support of software systems.

W&S Financial Group Distributors Inc.; Ohio corporation; 100% owned by IFS; general insurance agency.

Touchstone Securities, Inc.; Nebraska corporation; 100% owned by WSLAC; securities broker-dealer.

Touchstone Advisors, Inc.; Ohio corporation; 100% owned by IFS; registered investment adviser.

IFS Agency Services, Inc.; Pennsylvania corporation; 100% owned by IFS; general insurance agency.

IFS Agency, Inc.; Texas corporation; 100% owned by Charles White; general insurance agency.

IFS General Agency, Inc.; Pennsylvania corporation; 100% owned by IFS; general insurance agency.

Fort Washington Brokerage Services, Inc.; Ohio corporation; 100% owned by WSLAC; securities broker-dealer.

IFS Holdings, Inc. ("IFS Holdings"); Ohio corporation; 100% owned by IFS; holding company.

Integrated Fund Services, Inc.; Ohio corporation; 100% owned by IFS Holdings; registered transfer agent.

IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by IFS Holdings; securities broker-dealer

Seasons Congregate Living LLC; Ohio limited liability company; 100% owned by WSLIC; ownership and operation of real estate.

WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

Fort Washington Investment Advisors, Inc.; Ohio corporation; 100% owned by WSLIC; registered investment adviser.

Fort Washington Capital Partners, LLC; Delaware limited liability company; 100% owned by FWIA; private equity

Tristate Ventures, LLC; Delaware limited liability company; 100% owned by FWIA; private equity

Todd Investment Advisors, Inc.; Kentucky corporation, 100% owned by Fort Washington Investment Advisors, Inc.; registered investment adviser.

Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC;
insurance.

Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; holding company.

Capital Analysts Incorporated; Delaware corporation; 100% owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

Capital Analysts Agency, Inc.; Ohio corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

Capital Analysts Agency, Inc.; Texas corporation; 100% owned by Alan Dunlap, but under contractual association with Capital Analysts Incorporated; general insurance agency.

Capital Analysts Insurance Agency, Inc.; Massachusetts corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

Eagle Realty Group, LLC; Ohio limited liability company; 100% owned by WSLIC; ownership, development and management of real estate.

Eagle Realty Investments, Inc. ("Eagle"); Ohio corporation; 100% owned by Eagle Realty Group, LLC; ownership, development and management of real estate.

ServerVault Corp.; Delaware corporation; 50% owned by WSLIC; technology services company

W&STax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

Western-Southern Agency, Inc.; Ohio corporation; 100% owned by WSLIC; general insurance agency.

Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

Race Street Development, LTD; Ohio limited liability company; 100% owned by WSLIC; a real estate development company.

Integrity Life Insurance Company; Ohio corporation; 100% owned by WSLIC.

National Integrity Life Insurance Company; New York corporation; 100% owned by Integrity Life Insurance Company.

WSALD NPH, LLC; Ohio limited liability company; 50% owned by WSLIC; ownership and operation of real estate

AMLINS Summit Ridge, LLC; Missouri limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Carthage Senior Housing, Ltd.; Ohio limited liability company; 99% owned by WSLIC; ownership and operation of real estate.

Dublin Hotel LLC; Ohio limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Northeast Cincinnati Hotel LLC; Ohio limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

North Pittsburgh Hotel LLC; Pennsylvania limited liability company; 74% owned by WSALD NPH, LLC, 1% owned by Eagle; ownership and operation of real estate.

Sixth and Race Development, LLC; Ohio limited liability company; 71% owned by Race Street Development, Ltd., 25% owned by Eagle; ownership and operation of real estate.

Skyport Hotel LLC; Kentucky limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Union Centre Hotel LLC; Ohio limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Vulcan Hotel LLC; Alabama limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Vinings Trace LLC; Indiana limited liability company; 99% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Windsor Hotel LLC; Connecticut limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Wright Executive Hotel Limited Partners; Ohio limited partnership; 61% owned by WSLIC; ownership and operation of real estate.

303 Broadway QCS, LLC; Ohio limited liability company; 100% owned by WSLIC; a real estate development company.

Lookout Corporate Center, Ohio joint venture; 50% owned by WSLIC; ownership and operation of real estate.

OTR Housing Associates, L.P.; Ohio limited partnership; 98% owned by WSLIC; 1% owned by Eagle; ownership and operation of real estate.

Seasons Health Care Limited Partnership; Ohio limited partnership; 90% owned by WSLAC, 10% owned by Courtyard; ownership and operation of real estate.

IR Mall Associates, Ltd.; Florida limited partnership; 50% owned by WSLIC and Eagle; ownership and operation of real estate.

Country Place Associates; Ohio general partnership; 90% owned by WSLIC; 10% owned by Eagle; ownership and operation of real estate.

AMLIWS Parkway Limited Partnership; Texas limited partnership; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Mission Club Apartments General Partnership; Florida general partnership; 95.5% owned by WSLIC, 4.5% owned by Eagle; ownership and operation of real estate.

OTR Transitional Housing, L.P.; Ohio limited partnership; 99% owned by WSLIC; ownership and operation of real estate.

West-Whi Columbus NW Partners; Ohio general partnership; 74% owned by WSLIC; 1% owned by Eagle.

LaFrontera Lodging Partners LP; Texas limited partnership; 74% owned by WSLIC, ..75% owned by Eagle; ownership and operation of real estate.

Centreport Hotels LLC; Texas limited partnership; 74.5% owned by WSLIC, .75% owned by Eagle; ownership and operation of real estate.

Columbus Hotel Partners; Ohio general partnership; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Airport Exchange Hotel Partners; Kentucky general partnership; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

AMLIWS Deerfield L.P.; Texas limited partnership; 74% owned by WSLIC; 1% owned by Eagle; ownership and operation of real estate.

Camargo Club Apartments, Ltd; Florida limited partnership; 84.14% WSLIC; 14.85% Eagle; ownership and operation of real estate.

ITEM 27. -- NUMBER OF CONTRACT OWNERS

As of February 2, 2005, there were ___ owners of Qualified Contracts and _____ owners of Non-Qualified Contracts offered pursuant to this Registration Statement (Touchstone Gold Variable Annuity Contracts).

ITEM 28. -- INDEMNIFICATION

The Amended Code of Regulations of the Company provides that, to the fullest extent not prohibited by applicable law, the Company shall indemnify each director, officer and employee against any and all costs and expenses (including attorney fees, judgments, fines, penalties, amounts paid in settlement, and other disbursements) actually and reasonably incurred by or imposed upon such director, officer or employee in connection with any action, suit, investigation or proceedings (or any claim or other matter therein), whether civil, criminal, administrative or otherwise in nature, including any settlements thereof of any appeals therein, with respect to which such director, officer or employee is named or otherwise becomes or is threatened to be made a party by reason of being or at any time having been a director, officer or employee of the Company, or, at the direction or request of the Company, a director, trustee, officer, administrator, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture or other entity or enterprise including any employee benefit plan; provided, however, that no person shall be indemnified to the extent, if any, that the directors of the Company, acting at a meeting at which a quorum of directors who are not parties to or threatened with any such action, suit, investigation or proceeding, determine that such indemnification is contrary to applicable law. Any director of the Company who is a party to or threatened with any such action, suit, investigation or proceeding shall not be qualified to vote; and if for this reason a quorum of directors, who are not disqualified from voting by reason of being parties to or threatened with such action, suit, investigation or proceeding, cannot be obtained, such determination shall be made by three attorneys at law, who have not theretofore represented the Company in any matter and who shall be selected by all of the officers and directors of the Company who are not parties to or threatened with any such action, suit, investigation or proceeding. If there are no officers or directors who are qualified to make such selection, the selection shall be made by a Judge of the Court of Common Pleas of Hamilton County, Ohio. Such indemnification shall not be deemed exclusive of any other right to which such director, officer or employee may be entitled under the Company's articles of incorporation, code of regulations, any agreement, any insurance purchased by the Company, vote of shareholders or otherwise.

The Board of Directors of the Company also may, in its discretion, secure and maintain insurance policies against any liability asserted against and incurred by any of the Company's directors, officers or employees.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 29. -- PRINCIPAL UNDERWRITERS

(a) Touchstone Securities, Inc. ("Touchstone") acts as distributor for Contracts issued under Western-Southern Life Assurance Company Separate Accounts 1 and 2, Columbus Life Insurance Company Separate Account 1, Integrity Life Separate Accounts I, II, and VUL, National Integrity Separate Accounts I, II, and VUL, and as distributor for the shares of several series (Funds) of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, and Touchstone Tax-Free Trust, each of which is affiliated with the Depositor.

(b) Set forth below are the names, principal business addresses and positions of each director and officer of Touchstone Securities.

Name                                               Position/Office with
                                                   Touchstone Securities

James N. Clark                                     Director
400 Broadway
Cincinnati, Ohio 45202

Jill T. McGruder                                   Director
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

Donald J. Wuebbling                                Director
400 Broadway
Cincinnati, Ohio 45202

James H. Grifo                                     President
515 West Market Street, 8th Floor
Louisville, KY  40202

Richard K. Taulbee                                 Vice President
400 Broadway
Cincinnati, Ohio 45202

James J. Vance                                     Vice President and
Treasurer
400 Broadway
Cincinnati, Ohio  45202

Terrie A. Wiedenheft                               Chief Financial Officer
221 East Fourth Street, Suite 300
Cincinnati, Ohio  45202

Robert F. Morand                                   Secretary
400 Broadway
Cincinnati, Ohio 45202

Patricia J. Wilson                                 Chief Compliance Officer
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

Elaine M. Reuss                                    Assistant Treasurer
400 Broadway
Cincinnati, Ohio  45202

Timothy D. Speed                                   Assistant Treasurer
400 Broadway
Cincinnati, Ohio  45202


(c) The following table sets forth information about all commissions and compensation received by the principal underwriter, Touchstone Securities, Inc. during the 12 month period ended December 31, 2003.

Net Underwriting Discounts and    Compensation on      Brokerage Commissions    Compensation
Commissions                       Redemptions
$                                 $ -0-                $ -0-                    $ -0-


ITEM 30. -- LOCATION OF ACCOUNTS AND RECORDS
Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Company at 400 Broadway, Cincinnati, Ohio 45202.

ITEM 31. -- MANAGEMENT SERVICES
Not Applicable.

ITEM 32. -- UNDERTAKINGS
Registrant undertakes to:
(a) file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted;

(b) include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request directed to the address or telephone number contained in the Prospectus.

Registrant represents that it is relying upon a "no-action" letter issued to the American Council of Life Insurance concerning that conflict between the redeemability requirements of sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 and the limits on the redeemability of variable annuities imposed by Section 403(b)(11) of the Internal Revenue Code. The Registrant has included disclosure concerning the 403(b)(11) restrictions in its prospectus and sales literature, and established a procedure whereby each plan participant will sign a statement acknowledging these restrictions before a Contract is issued. Sales representatives have been instructed to bring the restrictions to the attention of potential plan participants.

Registrant represents that it is relying upon Rule 6c-7 promulgated under the Investment Company Act of 1940, as amended, with respect to offering variable annuity contracts to participants in the Texas Optional Retirement Program ("Program") and that it has complied with or will comply with the provisions of paragraphs (a)-(d) of Rule 6c-7. Registrant has included appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program. Registrant will (1) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of annuity contracts to Program participants, (2) instruct sales representatives who solicit Program participants to purchase annuity contracts specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants, and (3) obtain from each Program participant who purchases an annuity contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

Pursuant to Section 26(e) of the Investment Company Act of 1940, as amended, Western-Southern Life Assurance Company represents that, with respect to the Contracts registered with the Commission by this Registration Statement, as it may be amended, and offered by the Prospectus included in this Registration Statement, all fees and charges imposed for any purpose and in any manner and deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Western-Southern Life Assurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, on behalf of itself and the Registrant, has duly caused this Post-Effective Amendment No. 16 to Registrant's Registration Statement under the Securities Act of 1933 (Touchstone Gold Variable Annuity Contract) and Amendment No. 26 to Registrant's Registration Statement under the Investment Company Act of 1940 to be signed on its behalf, in the City of Cincinnati and State of Ohio on the 10th day of April, 2005.

                                WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
                                SEPARATE ACCOUNT 1
                                By WESTERN-SOUTHERN LIFE ASSURANCE COMPANY

                                By /s/ Edward S. Heenan
                                --------------------------------------------
                                Edward S. Heenan,
                                Senior Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated below.

PRINCIPAL EXECUTIVE OFFICER:

/s/ John F. Barrett                                  February 10, 2005

John F. Barrett,
President and Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

/s/ Robert L. Walker                                 February 10, 2005

Robert L. Walker,
Senior Vice President and Chief Financial Officer

DIRECTORS:
JOHN F. BARRETT
DONALD A. BLISS
JAMES N. CLARK             By   /s/ Edward S. Heenan
JO ANN DAVIDSON                 --------------------
EUGENE P. RUEHLMANN             Edward S. Heenan,
THOMAS L. WILLIAMS              as attorney-in fact for each Director
WILLIAM J. WILLIAMS             February 10, 2005

EXHIBIT INDEX

EXHIBIT               DESCRIPTION